    As filed with the Securities and Exchange Commission on May 11, 2001

                                            Registration No. 333-58898/811-07342

================================================================================

                       U.S. Securities and Exchange Commission
                                 Washington, DC 20549
                                      FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No. 1 Post-Effective Amendment No.___
                           (Check appropriate box or boxes)

                   Exact Name of Registrant as Specified in Charter:
                           J.P. MORGAN INSTITUTIONAL FUNDS

                           Area Code and Telephone Number:
                                   1-800-766-7722

                     Address of Principal Executive Offices:
                                  522 Fifth Avenue
                                 New York, NY 10036

                      Name and Address of Agent for Service:

                                  Sharon Weinberg
                                  522 Fifth Avenue
                                 New York, NY 10036

                                      Copies to:

JOSEPH J. BERTINI, ESQ.                  SARAH E. COGAN, ESQ.            JOHN E. BAUMGARDNER, JR.,
PETER B. ELDRIDGE, ESQ.                  Simpson Thacher & Bartlett      ESQ.
c/o J.P. Morgan Fleming Asset            425 Lexington Avenue            Sullivan & Cromwell
Management (USA) Inc.                    New York, NY  10017-3954        125 Broad Street
522 Fifth Avenue                                                         New York, NY  10004
New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-54642/811-07342) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended November 30, 2000 was filed on February 28, 2001. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

===============================================================================

                  J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-521-5411


                                                                    May 13, 2001


Dear Shareholder:


    A special meeting of the shareholders of J.P. Morgan International Opportunities Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.



    As you may be aware, The Chase Manhattan Corporation has recently completed a merger with J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into J.P. Morgan Institutional International Opportunities Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF") (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund will hold Select Class Shares of the Surviving Fund. The investment objective and policies of the Surviving Fund are identical to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in The International Opportunities Portfolio (the "Master Portfolio"). In connection with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and instead will invest directly in portfolio securities. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Fleming International Opportunities Fund."



    The Surviving Fund has also entered into agreements and plans of reorganization with JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund), a series of Mutual Fund Group ("MFSG") with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization" or the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by its shareholders and certain other conditions are met, The JPMorgan Fleming International Equity Fund will be reorganized into the Surviving Fund. The consummation of the Chase Fund Reorganization is contingent upon the consummation of the Reorganization.



    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMF.


    The investment adviser for the assets of both the Merging Fund and the Surviving Fund is JPMIM.


    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganizations and a comparison of the Merging Fund and JPMF to the Surviving Fund and JPMIF. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMF, the Surviving Fund, JPMIF or their shareholders.


    If approval of the Reorganization is obtained, you will automatically receive Select Class shares of the Surviving Fund.


    The Proposals have been carefully reviewed by the Board of Trustees of JPMF, which has approved the Proposals.



    THE BOARD OF TRUSTEES OF JPMF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.


    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-521-5411.


    A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL THE NUMBER PROVIDED ON THE PROXY CARD IN ORDER TO VOTE AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

    Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                    Sincerely,

                                                    /s/ Matthew Healey

                                                    Matthew Healey
                                                    Chairman


    SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions they may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call the number provided on the proxy card in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?


    The Reorganization is being proposed because each Fund's board believes that it is in the best interests of its shareholders.


IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?


    In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, Select Class shares of the Surviving Fund. The Merging Fund will then be liquidated and the Select Class shares of the Surviving Fund will be distributed pro rata to shareholders. After the Reorganization, you will own Select Class shares of the Surviving Fund rather than shares of the Merging Fund.


WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

    The Surviving Fund has identical investment objectives and policies to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in the Master Portfolio. In connection with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest its assets directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?


    As a result of the Reorganization, the contractual (or pre-waiver) and actual (or post-waiver) total expense ratios will be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. If an increase does occur, Morgan Guaranty Trust Company of New York, the Surviving Fund's administrator, has contractually agreed to waive fees payable to it and reimburse expenses so that the actual total operating expenses will remain the same for THREE YEARS after the Reorganization.


WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    No. JPMIM will continue to manage the assets of the Surviving Fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

    The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive Select Class shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUND?

    If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of this other merging fund will become assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Feeder Reorganization, but not the Chase Fund Reorganization.


WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF JPMIF?



    Even if the Reorganization is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on proposals regarding Trustees. Because as of the record date you are still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of JPMIF are being asked to approve the same Trustees that are proposed for JPMF.


AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                  J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-521-5411


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001

To the Shareholders of
J.P. Morgan International Opportunities Fund:


NOTICE IS HEREBY GIVEN THAT a Special Meeting (the "Meeting") of the shareholders ("Shareholders") of J.P. Morgan International Opportunities Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas,
41st Floor, New York, New York, on July 3, 2001 at 9:00 a.m. (Eastern time), for the following purposes:



 ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMF, on behalf of the Merging Fund, J.P. Morgan Institutional Funds ("JPMIF"), on behalf of J.P. Morgan Institutional International Opportunities Fund (the "Surviving Fund") and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Select Class shares of the Surviving Fund (the "Select Class Shares"), and (b) the distribution of such Select Class Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.



 ITEM 2. To elect eight Trustees to serve as members of the Board of Trustees of JPMF.



 ITEM 3. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.


    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

    Each proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.


    Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you.



   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.


                                          /s/ Sharon Weinberg

                                          SHARON WEINBERG
                                          SECRETARY



    May 13, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 13, 2001



                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                  J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-521-5411



                 BY AND IN EXCHANGE FOR SELECT CLASS SHARES OF
           J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722



    This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan International Opportunities Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), into J.P. Morgan Institutional International Opportunities Fund (the "Surviving Fund"), a series of
J.P. Morgan Institutional Funds ("JPMIF"). If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has identical investment objectives and policies to those of the Merging Fund, in exchange for Select Class shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMF and JPMIF are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the J.P. Morgan Institutional International Opportunities Fund will be renamed "JPMorgan Fleming International Opportunities Fund."



    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Class A, Class B, Select Class, and Institutional Class. If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Select Class shares (the "Select Class Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. Merging Fund Shareholders will not pay a sales charge on Select Class Shares received in the Reorganization or on subsequent purchases or exchanges of Select Class Shares of the Surviving Fund or other JPMorgan Funds.



    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMF.



    The terms and conditions of these transactions are more fully described in this Combined Prospectus/ Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMF, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund and J.P.Morgan Chase & Co., attached to this Combined Prospectus/Proxy Statement as Appendix A.



    The Board of Trustees for JPMF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes JPMIF's prospectus for Select Class Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.



    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about JPMF and JPMIF that an investor should know before voting on the proposals. The current Prospectus, Statement of Additional Information and Annual Reports (including the Annual Report of The International Opportunities Portfolio) of the Merging Fund and the preliminary Prospectus, Statement of Additional Information and the current Annual Report of the Surviving Fund are incorporated herein by reference, and the preliminary Prospectus and current Annual Report (including the Annual Report of The International Opportunities Portfolio) for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement dated May 13, 2001 containing additional information about JPMF and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund may be obtained without charge by writing to JPMF at its address noted above or by calling 1-800-521-5411.



    This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 13, 2001.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JPMF OR JPMIF.


    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                                    Page
                                                    -----
INTRODUCTION......................................     1
PROPOSAL 1: REORGANIZATION PLAN...................     1
SUMMARY...........................................     1
COMPARATIVE FEE AND EXPENSE TABLES................     4
RISK FACTORS......................................     5
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................     6
PURCHASES, REDEMPTIONS AND EXCHANGES..............    10
DISTRIBUTIONS AND TAXES...........................    12
COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
 FUND'S ORGANIZATION STRUCTURE....................    13
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    14
PROPOSAL 2: ELECTION OF TRUSTEES..................    17
INFORMATION RELATING TO VOTING MATTERS............    21
ADDITIONAL INFORMATION ABOUT JPMF.................    22
ADDITIONAL INFORMATION ABOUT JPMIF................    23
FINANCIAL STATEMENTS AND EXPERTS..................    23
OTHER BUSINESS....................................    24
LITIGATION........................................    24
SHAREHOLDER INQUIRIES.............................    24
APPENDIX A--AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1

                                  INTRODUCTION

GENERAL


    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan
Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York, (together with any adjournments thereof, the "Meeting"). The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you. It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 13, 2001.


                                  PROPOSAL 1:
                              REORGANIZATION PLAN


    At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated May 11, 2001 among JPMF, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds") and J.P. Morgan Chase & Co., pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Select Class Shares of the Surviving Fund. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Select Class Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Fleming International Opportunities Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's preliminary Prospectus and current Annual Report (including the Annual Report of The International Opportunities Portfolio) is enclosed with this Combined Prospectus/Proxy Statement.



    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL
1.


VOTE REQUIRED


    Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the Merging Fund present at the joint meeting if the holders of more than 50% of the outstanding voting shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding voting shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMF Board will consider other appropriate courses of action.


                                    SUMMARY


    The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report (including the Annual Report of The International Opportunities Portfolio) in respect of each of the Surviving Fund and the Merging Fund, the preliminary Prospectus and Statement of Additional Information and the current Annual Report of the Surviving Fund, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.


PROPOSED REORGANIZATION

    Each of the Surviving Fund and the Merging Fund currently invests all of its investable assets in The International Opportunities Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Surviving Fund and the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). The Surviving Fund has also entered into plans of reorganization with J.P. Morgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund), a series of Mutual Fund Group ("MFG") with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization" or "Concurrent Reorganization").

    If the Concurrent Reorganization and the Reorganization are approved by the shareholders of the respective funds and certain other conditions are met, the Merging Fund and these other funds will be reorganized into the Surviving Fund. The consummation of the Reorganization, however, is not contingent upon the Chase Fund Reorganization.

    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Class A, Class B, Select Class Shares and Institutional Class Shares. Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for Select Class Shares.

    Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Select Class Shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales load in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."


    The Surviving Fund has investment objectives, policies and restrictions identical to those of the Merging Fund. However, while the Merging Fund and the Surviving Fund currently invest all of their assets in the Master Portfolio (which in turn invests in portfolio securities), after the Reorganization the Surviving Fund will invest directly in portfolio securities. Following the Reorganization the Surviving Fund will have substantially similar purchase, redemption and dividend policies as the Merging Fund.



    Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds in an effort with identical investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the JPMF Board and the JPMIF Board, including a majority of the Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of its respective Fund and shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.


REASONS FOR THE REORGANIZATION


    The Reorganization is being proposed because each Fund's board believes that it is in the best interest of its shareholders.


FEDERAL INCOME TAX CONSEQUENCES

    Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Select Class Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of the shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization--Federal Income Tax Consequences."

INVESTMENT ADVISER

    The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Surviving Fund) is JPMIM. Following the Reorganization, JPMIM will serve as the Surviving Fund's investment adviser. JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC").

INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Surviving Fund and the Merging Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. Total return consists of capital growth and current income. See "Risk Factors." Both Funds have identical investment policies, and the Surviving Fund's investment policies will not change as a result of the Reorganization, although, as mentioned above, the Surviving Fund will invest directly in portfolio securities rather than the Master Portfolio. For more information regarding the Surviving Fund's investment policies, see the Surviving Fund's Prospectus enclosed with this Combined Prospectus/Proxy Statement. Each Fund may change its objective without shareholder approval.


    Each Fund's assets are invested primarily in companies from developed markets other than the U.S. The Surviving Fund's assets may also be invested to a limited extent in companies from emerging markets.

Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The value of your investment in the Surviving Fund will fluctuate in response to movements in international stock markets and currency exchange rates. In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. Foreign stocks are generally riskier than their domestic counterparts. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES


    The investment adviser for the Surviving Fund's and the Merging Fund's assets is JPMIM. JPMIM oversees the asset management of both Funds. As compensation for its services, JPMIM receives a management fee indirectly from both Funds at an annual rate of 0.60% of average daily net assets. Following the Reorganization, JPMIM will manage the Surviving Fund's assets directly and will receive a fee at an annual rate of 0.60% of average daily net assets.


OTHER SERVICES


    J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. Morgan Guaranty Trust Company of New York ("Morgan") currently serves as administrator and shareholder servicing agent and an affiliate of the Distributor currently serves as sub-administrator. The Bank of New York ("BONY") currently serves as fund accountant and custodian, and DST Systems, Inc. ("DST") currently serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that subsequent to the consummation of the Reorganization, The Chase Manhattan Bank ("Chase") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.


ADMINISTRATOR


    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001, to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.


ORGANIZATION


    Each of JPMF and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMF and the Surviving Fund is organized as a series of JPMIF.


PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of Select Class Shares of the Surviving Fund will be substantially similar to those with respect to shares of the Merging Fund, as described in this Combined Prospectus/Proxy Statement and the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES


    The table below shows (i) information regarding the fees and expenses paid by the Merging Fund for the most recent fiscal year that reflect current expense reimbursement arrangements; (ii) estimated fees and expenses on a pro forma basis after giving effect to the Feeder Reorganization but not the Chase Fund Reorganization; and (iii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Feeder Reorganization and Chase Fund Reorganization. Under the proposed Reorganization, holders of Shares in the Merging Fund will receive Select Class Shares in the Surviving Fund. Please note that the Surviving Fund currently has one class of shares (which class will not be distributed to Merging Fund Shareholders as a result of the Reorganization and therefore no information on this class is shown in the table below). In connection with the Reorganization and the Concurrent Reorganization, this class will be re-named "Institutional Class" and the Class A share class, the Class B share class and the Select Class share class will be introduced.



    The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Fund will be less or stay the same for at least three years following the Reorganization. In addition, Morgan, the Surviving Fund's administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for three years after the Reorganization.



                                                    THE MERGING FUND
                                                    ----------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) when you buy shares,
  shown as % of the offering price                       None
  Maximum Deferred Sales Charge (Load) shown as
  lower of original purchase price or redemption
  proceeds                                               None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                           0.60%
Distribution (12b-1) Fees                                None
Other Expenses                                            0.61%
                                                          ----
Total Annual Fund Operating Expenses                      1.21%
                                                          ====


                                                         THE SURVIVING FUND
                                                    PRO FORMA WITH REORGANIZATION
                                                    -----------------------------
                                                         SELECT CLASS SHARES
                                                    -----------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) When You Buy Shares,
  Shown As %
  Of The Offering Price                                       None
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of
  Original Purchase Price Or Redemption Proceeds              None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.60%
Distribution (12b-1) Fees                                     None
Other Expenses                                                  0.60%
                                                                ----
Total Annual Fund Operating Expenses (A)                        1.20%
                                                                ====

---------------------


(A) Reflects an agreement by Morgan, a wholly owned subsidiary of JPMC, to reimburse the Surviving Fund to the extent operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.20% of Select Class Shares, of the Fund's average daily net assets for three years after the Reorganization.

                                                       THE SURVIVING FUND
                                                         PRO FORMA WITH
                                                    CONCURRENT REORGANIZATION
                                                    -------------------------
                                                       SELECT CLASS SHARES
                                                    -------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOU INVESTMENT)
  Maximum Sales Charge (Load) When You Buy Shares,
  Shown As %
  Of The Offering Price                                     None
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of
  Original Purchase Price Or Redemption Proceeds            None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.60%
Distribution (12b-1) Fees                                   None
Other Expense                                                 0.60%
                                                              ----
Total Annual Fund Operating Expense(A)                        1.20%
                                                              ====


---------------------


(A) Reflects an agreement by Morgan, a wholly owned subsidiary of JPMC, to reimburse the Surviving Fund to the extent operating expenses (which exclude interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.20% of Select Class Shares, of the Fund's average daily net assets for three years after the Reorganization.


    The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

    EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000;

    - you sell all of your shares at the end of each period;

    - your investment has a 5% return each year; and


    - you pay net expenses for three years after the Reorganization and total operating expenses as indicated in the table above.


    Although actual costs may be higher or lower, based upon these assumptions your costs would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
THE MERGING FUND                 $123    $384     $665     $1,466
PRO FORMA THE SURVIVING FUND
  WITH CONCURRENT
  REORGANIZATIONS
  Select Class Shares            $122    $381     $660     $1,455


                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions, and therefore risks, identical to those of the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

    All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. The Surviving Fund could underperform its benchmark due to JPMIM's securities and asset allocation choices.

    The value of your investment in the Surviving Fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking and currency management decisions.

    In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. Additionally, the Surviving Fund could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information. These risks are higher in emerging markets. To the extent that the Surviving Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Surviving Fund does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of under-performance.

    Adverse market conditions may from time to time cause the Surviving Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.

    The Surviving Fund may buy when-issued and delayed delivery securities.

    The Surviving Fund may invest in derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities. These derivatives may not fully offset the underlying positions. This could result in losses to the Fund that would not have otherwise occurred. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The counterparty to a derivatives contract could default. Certain types of derivatives involve costs to the Fund which can reduce returns. Derivatives that involve leverage could magnify losses.

    The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks of the securities in which it is invested. While both the Surviving Fund and the Merging Fund may engage in securities lending, neither generally does so.

    The Surviving Fund may invest in illiquid securities. The Surviving Fund could have difficulty valuing these holdings precisely. The Surviving Fund could be unable to sell these securities at the time or price desired.

    The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would raise shareholders' income tax liability.

    An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN


    In connection with the Reorganization and the Concurrent Reorganization, the Merging fund will cease investing in the Merging Fund Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, JPMIF will issue at the Effective Time of the Reorganization full and fractional Select Class Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.


    Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Select Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Select Class Shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

    The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the identical investment policies of the Merging Fund and the Surviving Fund. Concurrently with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio.

    After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.


    The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on September 1, 2001 or such other date as is agreed to by the parties.



    The expenses of the Funds in connection with the Reorganization will be borne by JPMC or one of its affiliates.


    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS


    The Merging Fund and the Surviving Fund currently exist in a "master/feeder" format, pursuant to which each fund (the feeders) invests its assets in a common portfolio--the "master"--and shares of each fund are sold to different categories of investors with different distribution and shareholder services and fees. Among other reasons for the creation of this structure was the opportunity to obtain the economies of scale from an investment and expense perspective that might come from the investment and administration of a larger pool of assets than any one fund could expect to have on its own. An important factor in the decision to structure the funds in this way was that non-U.S. investors' assets would be invested alongside those of U.S. investors within the master portfolio on a basis that was not disadvantageous to the non-U.S. investors from a U.S. tax perspective. For various reasons, non-U.S. feeders in the Fund Complex withdrew their assets from the masters commencing in 1997, thereby eliminating one of the principal reasons for the master/ feeder format. Nevertheless, the funds continued in that format and, the JPMF Board believes, conducted their operations on a basis at least as favorable to the funds as would have obtained if the format had been abandoned, as is now proposed.



    Following the announcement of the merger of the Chase Manhattan Corporation and J.P. Morgan & Co., JPMIM and Morgan and their counterparts within the Chase organization reviewed the compatibilities of their various mutual fund groups, including their respective organizational structures, service providers, distribution arrangements and methodologies, and fees and expenses. The proposed Reorganization of the Merging Fund into the Surviving Fund is a part of the more general integration of the J.P. Morgan funds complex with the Chase Vista funds complex to create a single mutual fund complex with substantially similar arrangements for the provision of advisory, administration, distribution, custody and fund accounting and transfer agency services.

    The JPMF Board believes that the conversion by way of the proposed Reorganization of the current master/feeder format into the multiclass format discussed in this Combined Prospectus/Proxy Statement and the adoption of the service arrangements by the Surviving Fund described herein (the "Service Arrangements") are in the best interests of the Merging Fund and its shareholders and that the interests of shareholders will not be diluted as a result of the Reorganization.



    In considering the proposed Reorganization and Service Arrangements on January 23 and 24 2001 and on March 26 and 27, 2001 the JPMF Board also noted that there were important benefits expected to arise out of the integration of the J.P. Morgan and Chase Vista mutual funds complexes. Among these benefits, the Board considered (1) investor and shareholder confusion should be mitigated if not eliminated by the adoption by both the J.P. Morgan and the Chase Vista mutual funds of common organizational structures and common service providers;
(2) Surviving Fund shareholders would be able to exchange into a larger number and greater variety of funds without paying sales charges, (3) to the extent that additional share classes are subsequently offered by the Surviving Fund it should have a positive effect on asset growth, which in turn over time could result in a lower total expense ratio as economies of scale were realized;
(4) JPMIM advised the Board that it believes that the outsourcing of many functions to the sub-administrator will (a) upgrade the quality of services currently being provided to the Funds, and (b) enhance Morgan's ability effectively to monitor and oversee the quality of all Fund service providers, including the investment adviser, distributor, custodian and transfer agent;
(5) Morgan's undertaking for three years to waive fees or reimburse the Surviving Fund's expenses in order that the total expense ratios of the Select and Institutional Classes do not exceed those of the Merging Fund and the Surviving Fund, respectively; (6) the fact that all costs and expenses of the Reorganization and implementation of the Service Arrangements would be borne by JPMC and (7) the fact that the Reorganization would constitute a tax-free reorganization.



    In addition, each Board took into account that, notwithstanding the increase in the administration fee paid to Morgan, Morgan agreed to cap the total expenses as set forth in the expense table above and to institute a breakpoint in the administration fee from 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion to 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays its administrator, Morgan, an administration fee at an effective rate of 0.048% of its average daily net assets. Moreover, JPMIM agreed that, notwithstanding its proposed increase to $1 million of the minimum investment in the Select Class, all current shareholders of the Merging Fund (for which the current minimum is $2,500) will be entitled to make additional investments in the Select Class of the Surviving Fund or of any other fund in the integrated fund complex or to exchange shares of the Select Class of the Surviving Fund for Select Shares of any other such fund. The Board also noted that Morgan did not propose, and advised that it does not expect to propose, the imposition of any distribution (12b-1) fees or shareholder servicing fees on the Select or Institutional Class that are not already in place. Finally the Board was advised that the custody and fund accounting fees to be charged by Chase will be lower than those currently charged by The Bank of New York. It should be recognized that, at current asset levels and in consequence of the expense cap, the lower custody and fund accounting fees will not have an immediate effect on the Surviving Fund's total expense ratio but should have some positive effect in the future.



    Based upon their evaluation of the relevant information provided to them, the changes effected in the Service Arrangements in the negotiations between the Trustees and J.P. Morgan, and in light of their fiduciary duties under federal and state law, the Trustees, including a majority who are not interested persons of the Funds or JPMC as defined in the 1940 Act, determined that the proposed Reorganization is in the best interests of the Merging and Surviving Fund, as applicable, that the interests of their respective shareholders would not be diluted as a result of the Reorganization, and that the Service Arrangements are in the best interests of the Surviving Fund.



    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.



    The JPMF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.


INFORMATION RELATING TO THE CONCURRENT REORGANIZATION

    The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in a reorganization plan which is substantially similar to the Reorganization Plan you are in considering. Concurrently with the Reorganization, the Surviving Fund will cease to operate under a "master/ feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio.

FEDERAL INCOME TAX CONSEQUENCES


    Consummation of the Reorganization is subject to the condition that JPMF receives an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Select Class Shares and the liquidating distributions to shareholders of the Select Class Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Select Class Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Select Class Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.



    JPMF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

    Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of November 30, 2000: (i) the capitalization of the Merging Fund and the Surviving Fund; and (ii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Chase Fund Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization, this class will be renamed Institutional Class and the Class A share class, Class B share class, and the Select Class share class will be introduced.


                                 CAPITALIZATION
                         PRO FORMA WITH REORGANIZATION
              (AMOUNTS IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)



                                BENEFICIAL                            NET ASSET
                                 INTEREST      SHARES                 VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS    SHARE
                                -----------  -----------  ----------  ---------
J.P. MORGAN FUNDS
    J.P. Morgan International        6,995       --        $ 79,408    $11.35
    Opportunities Fund
      (Merging Fund)
    J.P. Morgan Institutional
      International
      Opportunities Fund            40,484       --        $461,016    $11.39
PRO FORMA THE SURVIVING FUND
 WITH REORGANIZATION
    Select                          --            6,973    $ 79,408    $11.39
    Institutional                   --           40,484    $461,016    $11.39


                                 CAPITALIZATION
                    PRO FORMA WITH CONCURRENT REORGANIZATION
              (AMOUNTS IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)


                                BENEFICIAL                            NET ASSET
                                 INTEREST      SHARES                 VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS    SHARE
                                -----------  -----------  ----------  ---------
J.P. MORGAN FUNDS
    J.P. Morgan International        6,995       --        $ 79,408    $11.35
    Opportunities Fund
      (Merging Fund)
    J.P. Morgan Institutional       40,484       --        $461,016    $11.39
    International
      Opportunities Fund
JPMORGAN FLEMING INTERNATIONAL
 EQUITY FUND
    Class A                         --            2,295    $ 29,752    $12.96
    Class B                         --              502    $  6,340    $12.63
PRO FORMA THE SURVIVING FUND
 WITH CONCURRENT
 REORGANIZATION
    Class A                         --            2,613    $ 29,752    $11.39
    Class B                         --              557    $  6,340    $11.39
    Select                          --            6,973    $ 79,408    $11.39
    Institutional                   --           40,484    $461,016    $11.39


                      PURCHASES, REDEMPTIONS AND EXCHANGES


    Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares of the Surviving Fund will be substantially similar to those of the Merging Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Institutional Class" and the Class A share class, Class B share class, and Select Class share class will be introduced. The following discussion reflects the new class structure. This section is qualified in its entirety by the discussion in the preliminary Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.


BUYING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

    The price shareholders pay for their shares is the net asset value per share
(NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.


    The NAV of each class of the Surviving Fund's shares is generally calculated once each day as of the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the J.P. Morgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.



    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange (or such other time as determined by your financial intermediary), it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after that time, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.


    If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.


    The Surviving Fund has the right to reject any purchase order for any reason.



    The investment minimum for Select Class Shares is $1,000,000. However, shareholders who receive Select Class Shares as a result of the Reorganization may purchase new Select Class Shares in the Surviving Fund and may purchase Select Class Shares in other JPMorgan Funds with an investment minimum of $2,500. For Select Class Shares, checks should be made out to J.P. Morgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the day the shareholder buys.



    Shareholders seeking to buy Select Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.


SELLING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.


    Select Class Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.



    An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days only when permitted by federal securities laws.


    Generally, proceeds are sent by check, electronic transfer or wire for Select Class Shares. However, if a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent by electronic transfer or wire only to the bank account on the Surviving Fund's records.

    For Select Class Shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed. A shareholder who purchased through an investment representative, or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.


    Shareholders may also sell their shares by contacting the Center directly by calling 1-800-622-4273 or by contacting their financial intermediary.


EXCHANGING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Select Class Shares of the Surviving Fund may be exchanged for shares of the same class in certain other J.P. Morgan Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange.


    The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.


OTHER INFORMATION CONCERNING THE SURVIVING FUND


    For Select Class Shares, if the balance falls below the applicable investment minimum for 30 days as a result of selling shares (and not because of performance), then the Surviving Fund reserves the right to request that you buy more shares or close your account. At least 60 days' notice will be given before closing the account.


    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.


    JPMIF, on behalf of the Survivng Fund has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares held by investors serviced by the shareholder servicing agent. The Merging Fund likewise has similar arrangements with respect to its Shares.


    JPMIM and/or The Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Select Class Shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

    The Surviving Fund typically distributes any net investment income annually. Net capital gain, if any, is distributed annually. You have three options for your Surviving Fund distributions. You may:


    - reinvest all of them in additional Surviving Fund shares;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                AND THE SURVIVING FUND'S ORGANIZATION STRUCTURE

    There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND


    The Merging Fund is organized as a series of JPMF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.


STRUCTURE OF THE SURVIVING FUND


    The Surviving Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.


TRUSTEES AND OFFICERS


    Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMF's Trustees and the business of the Surviving Fund is managed by JPMIF's Trustees, who serve indefinite terms (subject to mandatory retirement age) and have all powers necessary or convenient to carry out their responsibilities.



    Information concerning the current Trustees and officers of JPMF and JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.


SHARES OF FUNDS


    Each of JPMF and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either JPMF or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of JPMF or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither JPMF nor JPMIF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either JPMF or JPMIF.


SHAREHOLDER VOTING RIGHTS


    With respect to all matters submitted to a vote of shareholders, shareholders of each of JPMF and JPMIF are entitled to the number of votes (or "voting shares") equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.



    A vacancy in the Board of either JPMF or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of voting shares representing two-thirds of the outstanding voting shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of voting shares representing not less than 10% of the outstanding voting shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.


SHAREHOLDER LIABILITY


    Under Massachusetts law, shareholders of either JPMF or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of JPMF and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of JPMF and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance exists and the trust itself is unable to meet its obligations.


LIABILITY OF DIRECTORS AND TRUSTEES


    Under the Declaration of Trust of each of JPMF and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of JPMF and JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.



    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of JPMF and JPMIF are available without charge upon written request to that trust.


       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

    As noted above, the assets of the Surviving Fund currently invested in the Master Portfolio are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and the Master Portfolio, and JPMIM is responsible for the day-to-day management of the Surviving Fund's assets. Following the Reorganization and the Concurrent Reorganization, the Surviving Fund's assets will be managed directly by JPMIM pursuant to an Advisory Agreement substantially similar to the agreement between the Master Portfolio and JPMIM.

DESCRIPTION OF JPMIM


    JPMIM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment adviser, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of

March 31, 2001, JPMIM and certain of its affiliates provided investment management services with respect to assets of approximately $607.7 billion.


    Under the Advisory Agreement, JPMIM will be responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement will include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services to be provided to the Surviving Fund by JPMIM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

   EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.30%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pay 0.30% of average net assets to JPMIM for its advisory services. JPMIM may waive fees from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.


   LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMIF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.



   DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMIF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMIF Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMIF.


PORTFOLIO MANAGER


    The portfolio management team for the Surviving Fund is led by Andrew C. Cormie, managing director, who has been an international equity portfolio manager since 1997 and employed by JPMIM since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining JPMIM in August 1997, and by Jenny C. Sicat, vice president, who joined the team in August 2000 and has been at JPMIM since 1995. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Prior to joining the team, Ms. Sicat was a portfolio manager in Emerging Markets focusing on currencies and derivatives.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's objective in relation to expected movements in the general level of interest rates. The Surviving Fund may engage in short-term trading consistent with its objectives.

    In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission's staff.

    Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Trustees.

    It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

OTHER SERVICES


    The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor for both the Surviving Fund and the Merging Fund. An affiliate of the Distributor is the sub-administrator for both the Surviving Fund and the Merging Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.



    Morgan serves as administrator and shareholder servicing agent, BONY serves as fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent for the Surviving Fund. The services provided by Morgan and BONY include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, BONY will be responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that subsequent to the consummation of the Reorganization, Chase will become the Surviving Fund's fund accountant and custodian.



    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001 to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.

                                  PROPOSAL 2:
                              ELECTION OF TRUSTEES


    It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you were still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of JPMIF are being asked to approve the same Trustees as are being proposed for JPMF.



    In connection with the recent merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of JPMF, certain current Trustees of JPMIF, certain members of their respective Advisory Boards and certain Trustees of the former Chase Vista Funds. Each Nominee has consented to being named in this Combined Prospectus/Proxy Statement and has agreed to serve as a Trustee if elected. Each Trustee will hold office for a term of unlimited duration subject to the current retirement age of 70(1). The Trustees have no reason to believe that any Nominee will be unavailable for election.



    Shareholders of JPMIF are concurrently considering the election of the same individuals to the Board of Trustees of JPMIF. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of JPMIF and JPMF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.


    The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.


(1) Each Nominee is grandfathered with respect to the mandatory retirement age for three years from the date of election.



    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW


VOTE REQUIRED


    The affirmative vote of the holders of more than 50% of the voting shares of JPMF present, in person or by proxy, at the joint meeting is required to elect a Trustee of JPMF, provided that at least one-third of the outstanding shares of JPMF is represented at the joint meeting, either in person or by proxy. In the event that the requisite vote is not reached, the current Trustees would remain as the only Trustees of JPMF.


    The following are the nominees:


NAME OF NOMINEE AND                    TRUSTEE                          BUSINESS EXPERIENCE AND
CURRENT POSITION WITH FUND COMPLEX      SINCE       AGE     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------     -------    --------  ------------------------------------------------
William J. Armstrong--Trustee of       Nominee       59     Retired; formerly Vice President and Treasurer,
  certain other trusts in the Fund                          Ingersoll-Rand Company. Address: 287 Hampshire
  Complex.                                                  Ridge, Park Ridge, NJ 07656.

Roland R. Eppley, Jr.--Trustee of      Nominee       68     Retired; formerly President and Chief Executive
  certain other trusts in the Fund                          Officer, Eastern States Bankcard Association
  Complex.                                                  Inc. (1971-1988); Director, Janel
                                                            Hydraulics, Inc.; formerly Director of The
                                                            Hanover Funds, Inc. Address: 105 Coventry
                                                            Place, Palm Beach Gardens, FL 33418.

NAME OF NOMINEE AND                    TRUSTEE                          BUSINESS EXPERIENCE AND
CURRENT POSITION WITH FUND COMPLEX      SINCE       AGE     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
----------------------------------     -------    --------  ------------------------------------------------
Ann Maynard Gray--Member of Advisory   Nominee       55     Former President, Diversified Publishing Group
  Board of certain the Trust and                            and Vice President, Capital Cities/ABC, Inc.
  certain other trusts in the Fund                          Address: 1262, Rockrimmon Road, Stamford, CT
  Complex.                                                  06903.

Matthew Healey--Chairman of the Trust   1982         63     Former Chief Executive Officer of the Trust
  and certain other trusts in the                           through April 2001; Chairman, Pierpont Group,
  Fund Complex.                                             since prior to 1993. Address: Pine Tree Country
                                                            Club Estates, 10286 Saint Andrews Road, Boynton
                                                            Beach, Florida 33436.

Fergus Reid, III*--Chairman of other   Nominee       68     Chairman and Chief Executive Officer, Lumelite
  trusts in the Fund Complex.                               Corporation, since September 1985; Trustee,
                                                            Morgan Stanley Funds. Address: 202 June Road,
                                                            Stamford, CT 06903.

James J. Schonbachler--Member of       Nominee       58     Retired; Prior to September, 1998, Managing
  Advisory Board of the Trust and                           Director, Bankers Trust Company and Group Head
  certain other trusts in the Fund                          and Director, Bankers Trust A.G., Zurich and BT
  Complex.                                                  Brokerage Corp. Address: 3711 Northwind Court,
                                                            Jupiter, FL 33477.

Leonard M. Spalding, Jr.*--Trustee of  Nominee       65     Retired; formerly Chief Executive Officer of
  certain other trusts in the Fund                          Chase Mutual Funds Corp.; formerly President and
  Complex.                                                  Chief Executive Officer of Vista Capital
                                                            Management; and formerly Chief Investment
                                                            Executive of The Chase Manhattan Private Bank.
                                                            Address: 2025 Lincoln Park Road, Springfield, KY
                                                            40069.

H. Richard Vartabedian--Trustee of     Nominee       65     Former President of certain other trusts in the
  certain other trusts in the Fund                          Fund Complex through April 2001; Investment
  Complex.                                                  Management Consultant; formerly, Senior
                                                            Investment Officer, Division Executive of the
                                                            Investment Management Division of The Chase
                                                            Manhattan Bank, N.A., 1980-1991. Address:
                                                            P.O. Box 296, Beach Road, Hendrick's Head,
                                                            Southport, ME 04576.


---------------------


  *  Mr. Spalding is deemed to be an "interested person" (as defined in the 1940
     Act) due to his ownership of equity securities of affiliates of JPMC. It is anticipated that Mr. Reid will be named Chairman of the Trust and therefore will be deemed to be an "interested person" of the Trust.



    The Board of Trustees and Advisory Board Members of JPMF each met five times during the 2000 calendar year, and each of these individuals attended at least 75% of the meetings of the Board and any committee on which he or she serves.



    The Board of Trustees of JPMF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Mallardi, Burns and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the 2000 calendar year.



    The Board of Trustees of JPMF presently has a Nominating Committee. The members of the Nominating Committee are Messrs. Addy, Eschenlauer, Burns and Mallardi. The function of the Nominating Committee is to nominate trustees for the Board to consider. The Nominating Committee met one time during the 2000 calendar year.


            REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:


    Each current Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of JPMIM is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by JPMIM. Each Trustee receives an annual fee of $75,000, which is allocated among all investment companies for which the Trustee serve.



    Set forth below is information regarding compensation paid or accrued during the calendar year ended December 31, 2000 for each nominee of JPMF:



                                     COMPENSATION
                                         FROM
                                       "MORGAN         PENSION OR
                                         FUND      RETIREMENT BENEFITS     TOTAL COMPENSATION
                                     COMPLEX"(1)         ACCRUED         FROM "FUND COMPLEX"(2)
                                     ------------  -------------------  ------------------------
William J. Armstrong                    NA              $ 41,781             $ 90,000(10)(3)

Roland R. Eppley, Jr.                   NA              $ 58,206             $ 91,000(10)(3)

Ann Maynard Gray,                      $75,000          NA                   $ 75,000(17)(3)

Matthew Healey(4)                      $75,000          NA                   $ 75,000(17)(3)

Fergus Reid, III                        NA              $110,091             $202,750(10)(3)

James J. Schonbachler                  $75,000          NA                   $ 75,000(17)(3)

Leonard M. Spalding, Jr.                NA              $ 35,335             $ 89,000(10)(3)

H. Richard Vartabedian                  NA              $ 86,791             $134,350(10)(3)


---------------------


  1 The Morgan Fund Complex means registered investment companies advised by JPMIM.
  2 A Fund Complex generally means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies (as used herein, registered investment companies advised by JPMIM and JPMFAM).
  3 Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.
  4  Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont
     Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.



    Inasmuch as the Morgan Fund Complex does not have any retirement plan for its Trustees and JPMC will also benefit from the administrative efficiencies of a consolidated board, JPMC has agreed to pay a one-time retirement package to the Trustees of the Morgan Fund Complex and the Advisory Board members who have volunteered to leave the Board of Trustees or Advisory Board of the Morgan Fund Complex prior to the their normal retirement date. For each retiring Trustee, the retirement package is equal to three times the annual fee (which may increase) for the new combined Board per Trustee; for each retiring Advisory Board member, the retirement package is one and a half times the annual fee (which may increase) for the new combined Board per Trustee.



FORMER CHASE VISTA FUNDS' RETIREMENT PLAN AND DEFERRED COMPENSATION PLAN FOR ELIGIBLE TRUSTEES



    Effective August 21, 1995, the Trustees of the former Chase Vista Funds also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of
(1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was paid by Chase. Mssrs. Armstrong, Eppley, Reid, Spalding and Vartabedian, who are Nominees, received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.



    Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' advisor, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustees' fees are deferred until the payment dated elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Nominees who have elected to defer compensation under such plan.



    The Trustees decide upon general policies and are responsible for overseeing JPMF's business affairs. To assist the Trustees in exercising their overall supervisory responsibilities each of JPMF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMF paid Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. As part of the overall integration and rationalization of the Funds within the Fund Complex, it is anticipated that the Surviving Fund and the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization. The Consolidated Board of Trustees will instead look to counsel, auditors, Morgan and other service providers, as necessary.


    The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund, the Surviving Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

    MERGING FUND--For the fiscal years ended November 30, 1998, 1999 and 2000:
$2,245, $1,073 and $1,282, respectively.

    SURVIVING FUND--For the fiscal years ended November 30, 1998, 1999 and 2000:
$11,566, $3,334 and $2,806, respectively.


    MASTER PORTFOLIO--For the fiscal years ended November 30, 1998, 1999 and 2000: $13,264, $6,949 and $8,347, respectively.


PRINCIPAL EXECUTIVE OFFICERS:


    JPMF's principal executive officers are listed below. The officers conduct and supervise the business operations of JPMF. The business address of each of the officers, unless otherwise noted, is J.P. Morgan Fund Distributors, Inc., 1211 Avenue of Americas, New York, New York, 10036. The principal executive officers of JPMF are as follows:



NAME AND POSITION            AGE     PRINCIPAL OCCUPATION AND OTHER INFORMATION
-----------------          --------  ------------------------------------------
David Wezdenko,               37     Vice President, J.P. Morgan Investment
  President and                      Management Inc. Mr. Wezdenko is the Chief
  Treasurer                          Operating Officer for the U.S. Mutual
                                     Funds and Financial Intermediaries
                                     Business. Since joining J.P. Morgan in
                                     1996, he has held numerous financial and
                                     operations related positions supporting
                                     the J.P. Morgan pooled funds business.

Sharon Weinberg,              41     Vice President, J.P. Morgan Investment
  Vice-President and                 Management Inc. Ms. Weinberg is head of
  Secretary                          Business and Product Strategy for the U.S.
                                     Mutual Funds and Financial Intermediaries
                                     business. Since joining J.P. Morgan in
                                     1996 in New York, she has held numerous
                                     positions throughout the asset management
                                     business in mutual funds marketing, legal
                                     and product development.

ACCOUNTANTS


    PricewaterhouseCoopers LLP serves as the Merging Fund's, the Surviving Fund's, and the Master Portfolio's independent accountants, auditing and reporting on the annual financial statements of each Fund and reviewing certain regulatory reports and each Fund's federal income tax returns.
PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when JPMF or JPMIF engages it to do so.


   AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $47,500.


   FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. There were no financial systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000.


   ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,400.

    The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION


    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.



    Only the Merging Fund Shareholders of record at the close of business on April 6, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 7,702,739.864 Merging Fund voting shares. Each shareholder of the Merging Fund is entitled to the number of votes equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.



    The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund voting shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).


PROXIES


    All Merging Fund voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR (and therefore will have the effect of a vote against) the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on (and therefore will have the effect of a vote against) the Proposals.



    A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.


EXPENSES OF PROXY SOLICITATION


    JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund) will pay the cost of the preparation, printing and mailing to its shareholders of the Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of its shareholders.



    It is expected that the cost of retaining D. F. King & Co., Inc., to assist in the proxy solicitation process for the fund complex will not exceed $200,000, which cost will be borne by JPMC.


ABSTENTIONS AND BROKER NON-VOTES

    In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES


    On the record date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Merging Fund and there were no of the persons who owned beneficially more than 5% of the shares of the Merging Fund.



    On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and share ownership of the persons who owned beneficially more than 5% of shares of the Surviving Fund and the percentage of shares of the Surviving Fund that would be owned by such person upon consummation of the Reorganization based upon their holdings at April 6, 2001 were as follows:



                                                                        PERCENTAGE OF     PERCENTAGE OF
                                                        AMOUNT OF       SURVIVING FUND    SURVIVING FUND
                                                          SHARES           OWNED ON         OWNED UPON
                 NAME AND ADDRESS                         OWNED          RECORD DATE       CONSUMMATION
--------------------------------------------------    --------------    --------------    --------------
JPMIM As Agent for the American Chemical Society      4,657,293.4970           8.44%             7.97%
ATTN: Janet Valsechi
522 5th Avenue
New York, NY 10036-7601

JPMorgan FSB As Agent For JMD Delaware Inc.,          3,311,709.1060           6.00%             5.67%
  Trustee for Micky Arison
ATTN: Special Products 2/OPS3
500 Stanton Christiana Rd
Newark DE 19713-2107



                       ADDITIONAL INFORMATION ABOUT JPMF



    Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Prospectus and Statement of Additional information may be obtained without charge by calling 1-800-521-5411. JPMF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300,

New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.



                       ADDITIONAL INFORMATION ABOUT JPMIF



    Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in JPMIF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.


                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal year ended November 30, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended
November 30, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplemental data, as applicable, of the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS


    The JPMF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                                   LITIGATION


    Neither JPMF nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.


                             SHAREHOLDER INQUIRIES


    Shareholder inquiries may be addressed to JPMF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-521-5411.


                                     * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION


    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this 11th day of May, 2001 by and among J.P. Morgan Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan International Opportunities Fund (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Institutional International Opportunities Fund (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.


    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.


      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Select Class share class in exchange for Shares of the Transferor Portfolio, with the amounts of shares to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by their respective custodians and J.P. Morgan Chase & Co. The determination of said parties shall be conclusive and binding on all parties in interest.


      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.


      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on September 1, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").


      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Select Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Select Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.


    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.



    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of November 30, 2000 there were outstanding 40,484,000 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.


    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and The International Opportunities Portfolio for the fiscal year ended November 30, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio and The International Opportunities Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

    (i) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.


    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.



    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of November 30, 2000 there were outstanding 6,995,000 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.


    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The International Opportunities Portfolio for the fiscal year ended November 30, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and The International Opportunities Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to November 30, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

    (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor

Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of

Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since October 31, 2000.

    (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").


    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of the Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization; (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization) and
(v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.


    (e) CONCURRENT REORGANIZATION The reorganization of JPMorgan Fleming International Equity Fund, a series of Mutual Fund Group, into the Acquiring Portfolio shall have been consummated.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since October 31, 2000.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d)  REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in
Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f)  TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

    (g) CONCURRENT REORGANIZATION. The reorganization of JPMorgan Fleming International Equity Fund, a series of Mutual Fund Group, into the Acquiring Portfolio shall have been consummated.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS The parties hereto may, by agreement in writing authorized by their respective Board of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

 9. EXPENSES


The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees;
(vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years, or one year with respect to the Class A Shares and Class B Shares, after the Exchange Date.


10. NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

60 State Street
Suite 1300
Boston, Massachusetts 02109

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

60 State Street
Suite 1300
Boston, Massachusetts 02109

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the adviser of the Transferor Trust:



522 Fifth Avenue
New York, NY 10036



if to the adviser of the Acquiring Trust:



522 Fifth Avenue
New York, NY 10036



if to J.P. Morgan Chase & Co.:



522 Fifth Avenue
New York, NY 10036


11. RELIANCE

All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

(d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name "J.P. Morgan Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

(f) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.


                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of J.P. Morgan Institutional
                                                   International Opportunities Fund

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Assistant
                                                        Secretary

                                                   J.P. MORGAN FUNDS

                                                   on behalf of J.P. Morgan International
                                                   Opportunities Fund

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Assistant
                                                        Secretary

Agreed and acknowledged with respect to
Section 9:

J.P. MORGAN CHASE & CO.

By:  /s/ George Gatch
     --------------------------------------------
     Name: George Gatch
     Title: Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                  J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND
                         A SERIES OF J.P. MORGAN FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of J.P. Morgan International Opportunities Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling J.P. Morgan International Opportunities Fund at 1-800-521-5411

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in JPMF's Statement of Additional Information which is incorporated herein by reference.

         The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION

         The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of May 11, 2001 by and among JPF, on behalf of the Merging Fund, and JPMF, on behalf of the Surviving Fund and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by JPMF in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of Shares in the Merging Fund will receive Select Class Shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPF.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund contained in their respective Annual Reports dated November 30, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated November 30, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Surviving Fund's, the Master Portfolio's and the Merging Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio for the fiscal year ended November 30, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                         PRO FORMA FINANCAL STATEMENTS

                  THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                       THE INTERNATIONAL EQUITY PORTFOLIO


                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------
COMMON STOCKS -                    89.7%
---------------

AUSTRALIA -                         3.7%
AMP Ltd.(s)                                               306           -          306    $  -    $ 3,019    $     -     $ 3,019
Brambles Industries Ltd.                       13         -             -           13       317        -          -         317
Commonwealth Bank of Australia                 14         -             -           14       235        -          -         235
News Corp., Ltd.                               22         -             -           22       194        -          -         194
Santos Ltd.(s)                                 -        2,271           -        2,271       -      7,368          -       7,368
Southern Pacific Petroleum(s)+                 -        2,100           -        2,100       -      2,374          -       2,374
Telstra Corp., Ltd.                            43         -             -           43       142        -          -         142
WMC Ltd.(s)                                    -        1,961           -        1,961       -      7,465          -       7,465
Woodside Petroleum Ltd.                        18         -             -           18       139                   -         139
                                                                                          -----------------------------------------
                                                                                           1,026   20,226          -      21,252
                                                                                          -----------------------------------------
BELGIUM -                           0.1%
Dexia +                                         3         -             -            3       468                   -         468
                                                                                          -----------------------------------------

CANADA -                            0.8%
Nortel Networks Corp.(s)                        -         121           -          121       -      4,550          -       4,550
                                                                                          -----------------------------------------

DENMARK -                           0.6%
Novo Nordisk A/S Cl B(s)                        -          18           -           18       -      3,401          -       3,401
                                                                                          -----------------------------------------

FINLAND -                           1.5%
Nokia Oyj                                       25        -             -           25     1,026        -          -       1,026
Sampo Insurance Co. Ltd.,
   A Shares(s)                                   -         73           -           73       -      3,588          -       3,588
Sonera Oyj                                      16                      -           16       308        -          -         308
Stora Enso Oyj, R Shares(s)                     -         402           -          402       -      3,970          -       3,970
                                                                                          -----------------------------------------
                                                                                           1,334    7,558          -       8,892
                                                                                          -----------------------------------------
FRANCE -                           12.9%
Air France(s)                                   -         160           -          160         -    2,976          -       2,976
Alcatel Optronics(s)+                           -          40           -           40         -    2,016          -       2,016
Alcatel S.A.(s)                                 3         214           -          217       157   10,603          -      10,760
Aventis SA                                      7         -             -            7       511        -          -         511
AXA                                             6         -             -            6       798        -          -         798
BNP Paribas S.A.(s)                             4         132           -          136       336   10,173          -      10,510
Cap Gemini SA                                   3         -             -            3       389        -          -         389
Cie Generale D'Optique Essilor
   International S.A.(s)                        -           1           -            1         -      389          -         389
Coflexip Stena Offshore(s)                      -          61           -           61         -    7,226          -       7,226
Compagnie de Saint-Gobain S.A.(s)               3          11           -           13       373    1,458          -       1,831
Imerys                                          2         -             -            2       217        -          -         217
Sidel S.A.(s)                                   -          55           -           55         -    2,714          -       2,714
Suez Lyonnaise des Eaux S.A.(s)                 -          38           -           38         -    6,423          -       6,423
Total Fina Elf S.A.(s)+                         -          13           -           13         -        0          -           0
Total Fina Elf S.A., B Shares(s)                7         114           -           121      939   16,318          -      17,258
Vivendi S.A.(s)                                 -         172           -           172        -   10,612          -      10,612
                                                                                          -----------------------------------------
                                                                                           3,720   70,911          -      74,630
                                                                                          -----------------------------------------

                        PRO FORMA FINANCAL STATEMENTS

                 THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                      THE INTERNATIONAL EQUITY PORTFOLIO


                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------
GERMANY -                           3.9%       -          -
Allianz AG(s)                                  -           23          -            23         -    8,078          -       8,078
Bayer AG                                       11         -            -            11       487        -          -         487
Bayerische Motoren Werke AG                    13         -            -            13       381        -          -         381
Commerzbank AG(s)                               -         214          -           214         -    5,421          -       5,421
Deutsche Bank AG                               10         -            -            10       692        -          -         692
Deutsche Post AG                                5           -          -             5       106        -          -         106
Dresdner Bank AG(s)                             -          75          -            75         -    2,772          -       2,772
Heidelberger Zement AG                          9         -            -             9       399        -          -         399
Merck KGaA(s)                                   -          44          -            44         -    1,716          -       1,716
Schering AG(s)                                  -          43          -            43         -    2,352          -       2,352
Siemens AG                                      3         -            -             3       350        -          -         350
                                                                                          -----------------------------------------
                                                                                           2,415   20,339          -      22,754
                                                                                          -----------------------------------------
HONG KONG -                         2.6%
Cheung Kong Holdings Ltd.                      38           -          -            38       428        -          -         428
China Unicom +                                120           -          -           120       171        -          -         171
DAO Heng Bank Group Ltd.(s)                     -         632          -           632         -    3,087          -       3,087
Hong Kong Electric Holdings Ltd.(s)             -       2,869          -         2,869         -    9,895          -       9,895
i-Cable Communications Ltd.(s)+                 -           2          -             2         -        1          -           1
MTR Corp. +                                     8           -          -             8        12        -          -          12
Sunevision Holdings Ltd.(s)+                    -       3,668          -         3,668         -    1,481          -       1,481
                                                                                          -----------------------------------------
                                                                                             610   14,464          -      15,074
                                                                                          -----------------------------------------
INDIA -                             0.9%
                                                                                          -----------------------------------------
Reliance Industries Ltd. GDR(s)                 -         361          -           361         -    4,939          -       4,939
                                                                                          -----------------------------------------
IRELAND -                           0.5%
Greencore Group Plc(s)                          -         271          -           271         -      578          -         578
Trintech Group Plc(s)+                          -         201          -           201         -    1,413          -       1,413
Trintech Group Plc ADR(s)+                      -          99          -            99         -      718          -         718
                                                                                          -----------------------------------------
                                                                                                    2,710          -       2,710
                                                                                          -----------------------------------------
ITALY -                             1.0%
Banca Fideuram SPA                             23          -          -             23       299        -          -         299
Enel SPA                                       54          -          -             54       201        -          -         201
ENI-Ente Nazionale Idrocarburi SPA            143          -          -            143       870        -          -         870
Seat-Pagine Gialle SPA                          3          -          -              3         8        -          -           8
Telecom Italia SPA                             59          -          -             59       682        -          -         682
Unicredito Italiano SPA(s)                      -         712         -            712         -    3,564          -       3,564
                                                                                          -----------------------------------------
                                                                                           2,060    3,564          -       5,624
                                                                                          -----------------------------------------
JAPAN -                            18.0%
Acom Co., Ltd.                                  3          -          -              3       195        -          -         195
Canon, Inc.                                    13          -          -             13       510        -          -         510
Chugai Pharmaceutical Co., Ltd.                13          -          -             13       230        -          -         230
Chuo Mitsui Trust & Banking Co.(s)              -       1,026         -          1,026         -    3,242          -       3,242
DDI Corp.                                       0          -          -              0       146        -          -         146
Fujitsu Ltd.                                   18          -          -             18       287        -          -         287


                          PRO FORMA FINANCAL STATEMENTS

                 THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                        THE INTERNATIONAL EQUITY PORTFOLIO


                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------
Hirose Electric Co., Ltd.                       2          -          -              2       256        -          -         256
Hitachi, Ltd.(s)                                -         760         -            760         -    7,252          -       7,252
Hoya Corp.                                      4          -          -              4       340        -          -         340
KAO Corp.                                      10          -          -             10       307        -          -         307
Kyocera Corp.                                   3          -          -              3       379        -          -         379
Mabuchi Motor Co., Ltd.                         2          -          -              2       277        -          -         277
Macnica Inc.(s)                                 -          22         -             22         -    2,544          -       2,544
Matsushita Electric Industrial Co. Ltd.(s)      -         412         -            412         -   10,340          -      10,340
Mitsubishi Chemical Corp.(s)                    -       2,068         -          2,068         -    5,787          -       5,787
Mitsubishi Corp.(s)                             -         936         -            936         -    7,165          -       7,165
Murata Manufacturing Co., Ltd.                  3          -          -              3       400        -          -         400
Nikko Securities Co., Ltd.                     59          -          -             59       452        -          -         452
Nippon Telegraph & Telephone Corp.              0          -          -              0       508        -          -         508
Nippon Yusen Kabushiki Kaisha(s)                -        1,017        -          1,017         -    4,361          -       4,361
NTT DoCoMo, Inc.                                0          -          -              0       740        -          -         740
Orix Corp.                                      2          -          -              2       229        -          -         229
Promise Co., Ltd.(s)                            -         130         -            130         -    9,547          -       9,547
Ricoh Co., Ltd.(s)                              -         355         -            355         -    6,310          -       6,310
Rohm Co. Ltd.(s)                                2          45         -             46       385   10,774          -      11,159
Sony Corp.                                      6          -          -              6       422        -          -         422
Sumitomo Bank Ltd.                             18          -          -             18       179        -          -         179
Sumitomo Corp.                                 30          -          -             30       237        -          -         237
Taiheiyo Cement Corp.(s)                        -          98         -             98         -      163          -         163
Takeda Chemical Industries Ltd.(s)              5         177         -            182       309   10,961          -      11,270
TDK Corp.                                       2          -          -              2       206        -          -         206
Terumo Corp.                                    7          -          -              7       129        -          -         129
Tokio Marine & Fire Insurance Co., Ltd.(s)      -         613         -            613         -    6,912          -       6,912
Tokyo Electron Ltd.                             2          -          -              2       142        -          -         142
Toshiba Corp.                                  24          -          -             24       170        -          -         170
Tostem Corp.(s)                                 -         465         -            465         -    6,666          -       6,666
West Japan Railway Co.(s)                       -           1         -              1         -    4,136          -       4,136
Yamanouchi Pharmaceutical Co., Ltd.             4         -           -              4       194        -          -         194
                                                                                          -----------------------------------------
                                                                                           7,629   96,159          -     103,788
                                                                                          -----------------------------------------
MEXICO -                            0.8%
Consorcio ARA S.A. de C.V.(s)+                  -       1,745         -          1,745         -    2,132          -       2,132
TV Azteca S.A. de C.V. ADR(s)                   -         220         -            220         -    2,200          -       2,200
                                                                                          -----------------------------------------
                                                                                               -    4,332          -       4,332
                                                                                          -----------------------------------------
NETHERLANDS -                       5.2%
ABN Amro Holding NV                            18          -          -             18       370        -          -         370
Akzo Nobel NV(s)                                -          85         -             85         -    4,036          -       4,036
Elsevier NV                                    28          -          -             28       351        -          -         351
Fortis (NL) NV                                  9          -          -              9       256        -          -         256
Heineken Holding NV(s)                          -         239         -            239         -    8,675          -       8,675
ING Groep NV                                   10          -          -             10       697        -          -         697
Koninklijke (Royal) Philips Electronics NV(s)  19         451         -            470       625   14,911          -      15,536
                                                                                          -----------------------------------------
                                                                                           2,299   27,622          -      29,921
                                                                                          -----------------------------------------

                        PRO FORMA FINANCAL STATEMENTS

                  THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                      THE INTERNATIONAL EQUITY PORTFOLIO


                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------
PHILIPPINES -                                    0.5%     -       -
ABS-CBN Broadcasting Corp. PDR(s)                         -     2,200        -       2,200       -     2,061        -       2,061
First Philippine Holdings Corp.(s)+                       -     1,581        -       1,581       -       693        -         693
                                                                                              --------------------------------------

                                                                                                 -     2,754        -       2,754
                                                                                              --------------------------------------
PORTUGAL -                                       0.1%     -       -
Brisa-Auto Estradas de Portugal SA                        25      -          -          25       209                -         209
Telecel-Comunicacoes Pessoai +                            16      -          -          16       165                -         165
                                                                                              --------------------------------------

                                                                                                 375       -        -         375
                                                                                              --------------------------------------
RUSSIAN FEDERATION -                             0.9%
OAO Lukoil Holding(s)                                             146        -         146       -     5,320        -       5,320
                                                                                              --------------------------------------
SINGAPORE -                                      2.7%     -       -
DBS Group Holdings Ltd.(s)                                        555        -         555       -     6,301        -       6,301
Neptune Orient Lines Ltd.(s)+                                   3,002        -       3,002       -     2,361        -       2,361
Singapore Press Holdings Ltd.(s)                                  448        -         448       -     6,973        -       6,973
                                                                                              --------------------------------------

                                                                                                 -    15,636        -      15,636
                                                                                              --------------------------------------
SOUTH KOREA -                                    0.8%
Pohang Iron & Steel Co. ADR                               18      -          -          18       257       -        -         257
H&CB ADR(s)(+)                                            -       155        -         155       -     1,578        -       1,578
Hyundai Motor Co. Ltd. GDR(s)                             -       492        -         492       -     2,829        -       2,829
Samsung Electronics GDR 144A(s)                           -         0        -           0       -        29        -          29
                                                                                              --------------------------------------

                                                                                                 257   4,435        -       4,692
                                                                                              --------------------------------------
SPAIN -                                          5.5%
Acerinox S.A.(s)                                          -        81        -          81       -     2,103        -       2,103
Altadis SA                                                19      -          -          19       271       -        -         271
Banco Bilbao Vizcaya Argentaria S.A.(s)                   -       593        -         593       -     7,934        -       7,934
Banco Popular Espanol                                     11      -          -          11       367       -        -         367
Endesa S.A.(s)                                            -       342        -         342       -     5,530        -       5,530
Indra Sistemas S.A.(s)                                    -        77        -          77       -       604        -         604
Repsol YPF S.A.(s)                                        -       390        -         390       -     6,376        -       6,376
Telefonica S.A.(s)+                                       -       552        -         552       -     8,673        -       8,673
                                                                                              --------------------------------------

                                                                                                 638  31,219        -      31,857
                                                                                              --------------------------------------
SWEDEN -                                         2.2%
Autoliv, Inc. SDR(s)                                      -       131        -         131       -     2,699        -       2,699
Nordic Baltic Holding AB                                  67      -          -          67       476       -        -         476
Skandia Forsakrings AB(s)                                 -       402        -         402       -     6,137        -       6,137
Skandinaviska Enskilda Banken Cl A(s)                     -       275        -         275       -     2,943        -       2,943
Telefonaktiebolaget LM Ericson, Class B                   67      -          -          67       763       -        -         763
                                                                                              --------------------------------------
                                                                                               1,239  11,779       -       13,018
                                                                                               ------------------------------------
SWITZERLAND -                                   13.7%
Barry Callebaut AG(s)                                     -         6        -           6        -      848        -         848
Compagnie Financiere Richemont AG A Units(s)              -         3        -           3        -    9,053        -       9,053
Credit Suisse Group(s)                                    -        39        -          39        -    6,797        -       6,797

                          PRO FORMA FINANCAL STATEMENTS

                  THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                   THE FLEMING INTERNATIONAL EQUITY PORTFOLIO


                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------
Nestle S.A.(s)                                             0        7        -           7       410  14,758        -      15,168
Novartis AG(s)                                             0        5        -           5       770   7,576        -       8,346
Roche Holding AG(s)                                        0        1        -           1       594  13,328        -      13,922
Swiss Re(s)                                               -         2        -           2        -    5,430        -       5,430
Syngenta AG(s)+                                            0        5        -           5        21     210        -         231
UBS AG(s)                                                  3       44        -          47       389   6,146        -       6,535
Zurich Financial Services AG(s)                            1       24        -          24       360  12,731        -      13,091
                                                                                               ------------------------------------

                                                                                               2,546  76,877        -      79,422
                                                                                               ------------------------------------

TAIWAN -                                         0.0%
United Microelectronics Corp. ADR                         18       -         -          18       154                -         154
                                                                                               ------------------------------------


UNITED KINGDOM -                                10.3%
Autonomy Corp. Plc                                         4       -         -           4       119      -         -         119
BAE Systems Plc                                          127       -         -         127       653      -         -         653
Barclays Plc                                              18       -         -          18       518      -         -         518
Bass Plc                                                  24       -         -          24       257      -         -         257
BBA Group Plc(s)                                          -       456        -         456        -    2,493        -       2,493
BG Group Plc                                             108       -         -         108       441      -         -         441
Blue Circle Industries Plc                                66       -         -          66       433      -         -         433
BOC Group Plc                                             11       -         -          11       160      -         -         160
BP Amoco Plc                                              63       -         -          63       494      -         -         494
British American Tobacco Plc(s)                           35      287        -         322       249   2,040        -       2,290
British Land Company Plc                                  45       -         -          45       293      -         -         293
Cable & Wireless Plc(s)                                   -       236        -         236         -   2,916        -       2,916
CGNU Plc                                                  37       -         -          37       553      -         -         553
Enterprise Oil Plc                                        26       -         -          26       217      -         -         217
Glaxo Wellcome Plc                                        25       -         -          25       734      -         -         734
Granada Compass Plc +                                     38       -         -          38       363      -         -         363
Invensys Plc(s)                                           -     5,080        -       5,080        -   12,349        -      12,349
Lattice Group Plc +                                      108       -         -         108       230      -         -         230
Legal & General Group Plc                                 90       -         -          90       230      -         -         230
Reuters Group Plc                                         25       -         -          25       375      -         -         375
Rio Tinto Plc                                             20       -         -          20       306      -         -         306
Schroders Plc                                             12       -         -          12       204      -         -         204
SmithKline Beecham Plc                                     2       -         -           2        27      -         -          27
Stolt Nielson ADR(s)                                       -      106        -         106        -    1,855        -       1,855
Tesco Plc(s)                                             151    2,344        -       2,495       606   9,404        -      10,010
Unilever Plc                                              58        -        -          58       480      -         -         480
Vodafone Group Plc(s)                                    490    5,420        -       5,910     1,680  18,535        -      20,215
Wolseley Plc                                              45       -         -          45       246       -        -         246
                                                                                              -------------------------------------

                                                                                               9,868  49,593        -      59,461
                                                                                              -------------------------------------
VENEZUELA                                        0.5%
Compania Anonima Nacional Telefonos de Venezuela ADR(s)   -       171        -         171        -    2,725        -       2,725
                                                                                              -------------------------------------

TOTAL COMMON STOCKS                                       -        -                          36,637 481,114        -     517,751
                                                                                              -------------------------------------

                          PRO FORMA FINANCAL STATEMENTS

                   THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                       THE INTERNATIONAL EQUITY PORTFOLIO


                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------
REDEEMABLE UNSECURED LOAN STOCK -                0.0%
---------------------------------

MALAYSIA -                                       0.0%
Sunway Building Technology, BHD, 3.00%, 07/30/01          60       -         -          60        15        -        -          15
                                                                                              -------------------------------------

CONVERTIBLE BONDS -                              0.1%
-------------------

GERMANY -                                        0.0%
DaimlerChysler AG, 5.75%, 06/14/02                        11       -         -      11,440         5                 -           5


HONG KONG -                                      0.1%
China Mobile (Hong Kong) Ltd., 2.25%, 11/3/05                     633        -         633                622        -         622
                                                                                              -------------------------------------

TOTAL CONVERTIBLE BONDS                                            -                               5      622        -         627
                                                                                              -------------------------------------

PREFERRED STOCKS -                               1.7%              -
------------------

AUSTRALIA                                        1.7%              -
News Corp. Ltd.(s)                                              1,236       -    1,236,100         -    9,525        -       9,525
                                                                                              -------------------------------------

------------------------------------------------------
SHORT TERM INVESTMENTS -                         8.5%              PRINCIPAL AMOUNT                         MARKET VALUE
                                                       -------------------------------------  -------------------------------------
------------------------------------------------------

INVESTMENT COMPANIES -                           3.7%
Hamilton Money Fund                                            21,151     (507) (a) 20,644         -   21,151     (507) (a) 20,644

TIME DEPOSITS -                                  4.3%
Bank of New York, 6.43%, 12/4/00(s)                            25,000       -       25,000         -   25,000        -      25,000

U.S. TREASURY SECURITIES -                       0.5%
U.S. Treasury Bills, 6.19%, 3/22/01(s)(y)                       3,140       -        3,140         -    3,082        -       3,082
TOTAL SHORT-TERM INVESTMENTS                                                                       -   49,233     (507)     48,726
                                                                                            ---------------------------------------

TOTAL INVESTMENTS -               100%                                                      $ 36,657 $540,494 $   (507)   $576,644
(Cost $589,620)                                                                             =======================================

----------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
----------------------------------------------  ---------------------------------                    -------------------------------

                          PRO FORMA FINANCAL STATEMENTS

                   THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                       THE INTERNATIONAL EQUITY PORTFOLIO


                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------

                                                                                                                        UNREALIZED
                 CONTRACTS TO                     SETTLEMENT       CONTRACTUAL                          VALUE           APPRECIATION
                     BUY                             DATE            VALUE                           AT 11/30/00      (DEPRECIATION)
                 ----------------------------------------------------------------                    -------------------------------
                     3,690        AUD for
                     2,989        CAD               1/24/2001          $ 1,942                               $ 1,936      $ (6)
                     4,031        EUR for                                                                          -
                     6,109        CHF               1/24/2001            3,430                                 3,410       (20)
                     9,000        EUR for                                                                          -
                     5,408        GBP               1/24/2001            7,611                                 7,791       180
                     1,899        GBP for                                                                          -
                     4,791        CHF               1/24/2001            2,665                                 2,586       (79)
                     66,988       HKD for                                                                          -
                     6,073        GBP               1/29/2001            8,601                                 8,579       (22)
                    308,659       JPY for                                                                          -
                     3,359        EUR               1/24/2001            2,916                                 2,798      (118)
                     62,700       JPY for                                                                          -
                      689         EUR               1/24/2001              592                                   563       (30)
                    243,437       JPY for                                                                          -
                     2,670        EUR               1/24/2001            2,305                                 2,193      (112)
                     7,448        SGD for                                                                          -
                     3,003        GBP               1/26/2001            4,309                                 4,318         8
                     34,049       CAD               1/24/2001           22,594                                22,185      (409)
                     55,000       DKK               1/24/2001            6,336                                 6,434        97
                     55,025       DKK               12/4/2000            6,405                                 6,423        19
                     10,467       EUR               1/24/2001            8,785                                 9,136       351
                     7,010        EUR               1/24/2001            5,897                                 6,118       221
                     6,672        EUR               1/24/2001            5,647                                 5,823       176
                     4,703        EUR               1/24/2001            3,989                                 4,105       116
                     6,722        EUR               1/24/2001            5,810                                 5,867        57
                     3,970        EUR               1/24/2001            3,423                                 3,465        42
                     8,000        EUR               1/24/2001            6,896                                 6,982        86
                     3,305        EUR               1/24/2001            2,832                                 2,885        53
                     3,305        EUR               1/24/2001            2,826                                 2,885        59
                     1,300        EUR               1/24/2001            1,107                                 1,135        27
                     3,000        EUR               1/24/2001            2,558                                 2,618        60
                     3,000        EUR               1/24/2001            2,607                                 2,611         4
                     33,124       GBP               1/24/2001           48,211                                47,016    (1,196)
                     8,000        GBP               1/24/2001           11,404                                11,355       (49)
                     2,836        GBP               1/24/2001            4,104                                 4,025       (79)
                     1,200        GBP               1/24/2001            1,707                                 1,703        (4)
                     25,793       HKD               1/29/2001            3,312                                 3,311        (1)
                   1,323,246      JPY               1/24/2001           12,413                                12,061      (352)
                    500,000       JPY               1/24/2001            4,695                                 4,557      (138)
                    548,500       JPY               1/24/2001            5,000                                 4,999        (1)
                     45,580       SEK               1/24/2001            4,461                                 4,564       102
                                                               ----------------                      -------------------------------
                                                                     $ 217,392                             $ 216,438    $ (954)
                                                               ----------------                      -------------------------------

                          PRO FORMA FINANCAL STATEMENTS

                   THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                        THE INTERNATIONAL EQUITY PORTFOLIO


                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------
                                                                                                                        UNREALIZED
                 CONTRACTS TO                     SETTLEMENT       CONTRACTUAL                          VALUE          APPRECIATION
                     SELL                            DATE             VALUE                          AT 11/30/00      (DEPRECIATION)
                 ----------------------------------------------------------------                    -------------------------------
                     39,608       AUD               1/24/2001         $ 20,912                              $ 20,842     $ (70)
                     66,240       CHF               1/24/2001           37,193                                38,360     1,167
                     65,000       DKK               1/24/2001            7,541                                 7,603        63
                     55,025       DKK               1/24/2001            6,416                                 6,437        21
                     6,000        EUR               1/24/2001            4,980                                 5,237       257
                     14,635       EUR               1/24/2001           12,789                                12,774       (16)
                     2,020        EUR               1/24/2001            1,737                                 1,763        26
                     6,000        EUR               1/24/2001            5,196                                 5,237        41
                     3,000        EUR               1/24/2001            2,613                                 2,618         5
                     3,170        GBP               1/24/2001            4,441                                 4,499        58
                     85,668       HKD               1/29/2001           11,000                                10,997        (3)
                     80,458       HKD               1/23/2001           10,335                                10,327        (7)
                    937,105       JPY               1/24/2001            8,672                                 8,541      (131)
                    472,751       JPY               1/24/2001            4,338                                 4,309       (29)
                    998,339       JPY               1/24/2001            9,160                                 9,099       (61)
                   1,000,000      JPY               1/24/2001            9,200                                 9,115       (85)
                    359,746       JPY               1/24/2001            3,306                                 3,279       (27)
                    484,920       JPY               1/24/2001            4,444                                 4,420       (24)
                    146,524       JPY               1/24/2001            1,343                                 1,336        (7)
                    219,146       JPY               1/24/2001            2,007                                 1,997       (10)
                    400,000       JPY               1/24/2001            3,774                                 3,646      (128)
                    229,697       JPY               1/24/2001            2,090                                 2,094         4
                     31,737       SEK               1/24/2001            3,164                                 3,178        14
                     25,415       SGD               1/26/2001           14,623                                14,575       (48)
                                                               ----------------                      -------------------------------
                                                                     $ 191,273                             $ 192,283   $ 1,010
                                                               ================                      ===============================

-----------------------------
FUTURES CONTRACTS
-----------------------------
                                                                                                                       UNREALIZED
                                                                             UNDERLYING FACE                          APPRECIATION
                   PURCHASED                             EXPIRATION DATE     AMOUNT AT VALUE                         (DEPRECIATION)
---------------------------------------------------------------------------------------------                      -----------------
                      0.424 D.J. EURO STOXX 50 Index     December 2000              $ 17,731                                 $ (805)
                      0.122 FTSE 100 Index               December 2000                10,627                                   (452)
                      0.088 TOPIX Index                  December 2000                10,856                                   (231)
                                                                             ----------------                      -----------------
                                                                                    $ 39,213                               $ (1,488)
                                                                             ================                      =================

ADR - American Depositary Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro

                          PRO FORMA FINANCAL STATEMENTS

                   THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                       THE INTERNATIONAL EQUITY PORTFOLIO


                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)


                                                       SHARES                                    MARKET VALUE
                                   --------------------------------------------  --------------------------------------------------
                                                                        PRO FORMA                                       PRO FORMA
                                                                        COMBINED                                        COMBINED
                                                                        JPMORGAN                                        JPMORGAN
                                                THE                     FLEMING                 THE                     FLEMING
                                   THE          INTERNA-                INTERNA-  THE           INTERNA-                INTERNA-
                                   INTERNA-     TIONAL                  TIONAL    INTERNA-      TIONAL                  TIONAL
                                   TIONAL       OPPORTU-                OPPORTU-  TIONAL        OPPORTU-                OPPORTU-
                                   EQUITY       NITIES     PRO FORMA    NITIES    EQUITY        NITIES     PRO FORMA    NITIES
                                   PORTFOLIO    PORTFOLIO  ADJUSTMENTS  FUND      PORTFOLIO     PORTFOLIO  ADJUSTMENTS  FUND
                                   ------------ ---------  -----------  -------   -----------   ---------  -----------  -----------


GBP - British Pound
GDR - Global Depositary Receipt
HKD - Hong Kong Dollar
JPY - Japanese Yen
PDR - Philippine Depositary Receipt
SEK - Swedish Krona
SDR - Swedish Depositary Receipt
SGD - Singapore Dollar
144A - Securities restricted for resale to Qualified Institutional Buyers
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts
(y) Yield to maturity
(z) Category is less than 0.05%.
+ Non-income producing security
(a) Reflects the redemption in short term investments of the J.P. Morgan International Opportunities Fund Advisor Series Fund.

                 J.P. Morgan International Opportunities Fund /
          J.P. Morgan Institutional International Opportunities Fund /
                  The International Opportunities Portfolio /
                   JPMorgan Fleming International Equity Fund (1)/
                         The International Equity Portfolio

             Pro Forma Combining Statement of Assets and Liabilities
                       As of November 30, 2000 (Unaudited)
                (Amounts in Thousands, Except Per Share Amounts)


                                                                J.P. MORGAN        J.P. MORGAN  THE INTERNATIONAL  JPMORGAN FLEMING
                                                                INTERNATIONAL     INSTITUTIONAL    OPPORTUNITIES    INTERNATIONAL
                                                             OPPORTUNITIES FUND    INTERNATIONAL      PORTFOLIO     EQUITY FUND(1)
                                                                                   OPPORTUNITIES
                                                                                        FUND
                                                            ------------------------------------------------------------------------
ASSETS:
   Investments in The International Opportunities Portfolio, at value  $ 79,231         $ 462,287              $ -             $ -
   Investments in The International Equity Portfolio, at value                -                 -                -          36,335
   Investments at Value                                                       -                 -          540,494               -
   Foreign Currency at Value                                                  -                 -            7,068               -
   Cash                                                                       -                 -                -               -
   Receivable for Investments Sold                                            -                 -           17,598               -
   Unrealized Appreciation of Forward Foreign Currency Contracts              -                 -            2,305               -
   Tax Reclaim Receivable                                                     -                 -            1,452               -
   Dividend and Interest Receivable                                           -                 -              476               -
   Receivable for Shares of Beneficial Interest Sold                        311                60                -               -
   Deferred Organization Expense                                              3                 4                3               -
   Prepaid Trustees' Fees and Expenses                                        -                 1                1               -
   Prepaid Expenses and Other Assets                                          -                 1                1               -

                                                            ------------------------------------------------------------------------
      Total Assets                                                       79,545           462,353          569,398          36,335
                                                            ------------------------------------------------------------------------

LIABILITIES:
   Due to Custodian                                                           -                 -           11,556               -
   Payable for Investments Purchased                                          -                 -           10,435               -
   Unrealized Depreciation of Forward Foreign Currency Contracts              -                 -            4,269               -
   Payable for Shares of Beneficial Interest Redeemed                        74             1,212                -              41
   Variation Margin Payable                                                   -                 -              630               -
   Advisory Fee Payable                                                       -                 -              276               -
   Transfer Agent Fee Payable                                                 -                 -                               47
   Shareholder Servicing Fee Payable                                         18                39                -              26
   Accrued Printing and Postage                                                                                  -              64
   Accrued Audit & Legal Fees                                                 -                 -                -              11
   Fund Services Fee Payable                                                  -                 1                1              15
   Administration Services Fee Payable                                        -                 9               11               2
   Accrued Trustee Fees                                                       -                 -                1               3
   Administration Fee Payable                                                 2                 -                -               2
   Accrued Expenses and Other Liabilities                                    43                76              194              32

                                                            ------------------------------------------------------------------------
      Total Liabilities                                                     137             1,337           27,373             243
                                                            ------------------------------------------------------------------------

NET ASSETS:
   Paid-in Capital                                                       79,260           468,697                           33,863
   Undistributed (Distributions in Excess of) Net Investment Income         592             1,277                             (421)
   Accumulated Net Realized Gain (Loss)                                   1,765             3,688                           (1,491)
   Net Unrealized Appreciation of Investment                             (2,209)          (12,646)                           4,141

                                                            ------------------------------------------------------------------------
      Net Assets                                                       $ 79,408         $ 461,016        $ 542,025      $   36,092
                                                            ========================================================================

Shares of Beneficial Interest Outstanding                                 6,995            40,484
                                                                                                                        2,295(A)*
                                                                                                                        502(B)*

Net Asset Per Share                                                     $ 11.35           $ 11.39                       $  12.96(A)*
                                                                                                                        $  12.63(B)*

Pro Forma with Concurrent Reorganization
Shares Outstanding
 Class A
 Class B
 Select
Institutional

 Net Assets Value Per Share
 Class A
 Class B
 Select
Institutional


                                                            ------------------------------------------------------------------------
      Cost of Investments                                                                                $ 551,493
                                                            ========================================================================


                                                                                                                   PRO FORMA
                                                                                                                    COMBINED
                                                                                                                 JPMORGAN FLEMING
                                                                 THE                   PRO FORM                  INTERNATIONAL
                                                            INTERNATIONAL EQUITY      ADJUSTMENT                  OPPORTUNITIES
                                                              PORTFOLIO                                                FUND
                                                            --------------------------------------------------   -----------------
ASSETS:
   Investments in The International Opportunities Portfolio, at value                 $ -          $ (541,518) (a)             $ -
   Investments in The International Equity Portfolio, at value                                        (36,335) (a)               -
   Investments at Value                                                            36,657                (507) (d)         576,644
   Foreign Currency at Value                                                            1                   -                7,069
   Cash                                                                                96                                       96
   Receivable for Investments Sold                                                      2                   -               17,600
   Unrealized Appreciation of Forward Foreign Currency Contracts                        -                   -                2,305
   Tax Reclaim Receivable                                                               -                   -                1,452
   Dividend and Interest Receivable                                                    47                   -                  523
   Receivable for Shares of Beneficial Interest Sold                                    -                   -                  371
   Deferred Organization Expense                                                        -                 (10) (b)               -
   Prepaid Trustees' Fees and Expenses                                                  -                   -                    2
   Prepaid Expenses and Other Assets                                                    7                  10  (b)              19

                                                            -----------------------------------------------         --------------
      Total Assets                                                                 36,810            (578,360)             606,081
                                                            --------------------------------------------------      --------------

LIABILITIES:
   Due to Custodian                                                                                         -               11,556
   Payable for Investments Purchased                                                  319                   -               10,754
   Unrealized Depreciation of Forward Foreign Currency Contracts                        -                   -                4,269
   Payable for Shares of Beneficial Interest Redeemed                                   -                   -                1,327
   Variation Margin Payable                                                             -                   -                  630
   Advisory Fee Payable                                                                16                   -                  292
   Transfer Agent Fee Payable                                                           -                   -                   47
   Shareholder Servicing Fee Payable                                                    -                   -                   83
   Accrued Printing and Postage                                                         -                   -                   64
   Accrued Audit & Legal Fees                                                          51                   -                   62
   Fund Services Fee Payable                                                            9                   -                   26
   Administration Services Fee Payable                                                  -                   -                   22
   Accrued Trustee Fees                                                                 4                   -                    8
   Administration Fee Payable                                                           2                   -                    6
   Accrued Expenses and Other Liabilities                                              74                   -                  419

                                                            -----------------------------------------------       --------------
      Total Liabilities                                                               475                   -               29,565
                                                            --------------------------------------------------       --------------

NET ASSETS:
   Paid-in Capital                                                                                          -              581,820
   Undistributed (Distributions in Excess of) Net Investment Income                                                          1,442
   Accumulated Net Realized Gain (Loss)                                                                     -                3,962
   Net Unrealized Appreciation of Investment                                                                -              (10,714)

                                                            --------------------------------------------------       --------------
      Net Assets                                                                 $ 36,335          $ (578,360)           $ 576,516
                                                            ==================================================       ==============

Shares of Beneficial Interest Outstanding                                                             (47,533) (d)
                                                                                                       (2,295) (d)
                                                                                                         (502) (d)

Net Asset Per Share


Pro Forma with Concurrent Reorganization
Shares Outstanding
 Class A                                                                                                2,613 (c)            2,613
 Class B                                                                                                  557 (c)              557
 Select                                                                                                 6,973 (c)            6,973
Institutional                                                                                          40,484 (c)           40,484

 Net Assets Value Per Share
 Class A                                                                                              $ 11.39 (c)          $ 11.39
 Class B                                                                                              $ 11.39 (c)          $ 11.39
 Select                                                                                               $ 11.39 (c)          $ 11.39
Institutional                                                                                         $ 11.39 (c)          $ 11.39


                                                            -----------------------------------------------------------------------
      Cost of Investments                                                        $ 38,127                                $ 589,620
                                                            =======================================================================



(a) Reallocation of investments from the feeder funds to master portfolio.
(b) Write-off of deferred organization expenses of the portfolio and JPMorgan International Opportunity Fund.
(c) The difference in number of shares outstanding due to the Reorganization.
(d) Reallocation of feeder fund's beneficial interest to Class A, Class B, Select, Institutional Shares due to the Reorganization.
(e) Reflects the redemption in short term investments of the J.P. Morgan International Opportunities Fund Advisor Series Fund.
(1) Formerly, Chase Vista International Equity Fund

                 J.P. Morgan International Opportunities Fund /
          J.P. Morgan Institutional International Opportunities Fund /
                   The International Opportunities Portfolio /
                    JPMorgan Fleming International Equity Fund (1) /
                        The International Equity Portfolio (2)

                   Pro Forma Combining Statement of Operations
            For the Twelve Months Ended November 30, 2000 (Unaudited)
                             (Amounts in thousands)


                                                        J.P. MORGAN  J.P. MORGAN INSTITUTIONAL  THE INTERNATIONAL  JPMORGAN FLEMING
                                                       INTERNATIONAL           INTERNATIONAL       OPPORTUNITIES    INTERNATIONAL
                                                    OPPORTUNITIES FUND     OPPORTUNITIES FUND        PORTFOLIO       EQUITY FUND(1)

                                                    ------------------------------------------------------------------------------
 INCOME:

    Allocated Investment Income From Portfolio                $ 1,456                $ 8,083               $ -             $ 491
    Interest Income                                                 -                      -             1,532
     Dividend Income                                                -                      -             8,008
    Other Income
     Allocated Portfolio Expenses                                (623)                (3,478)                -              (317)
                                                    ------------------------------------------------------------------------------
        Investment Income                                         833                  4,605             9,540               174
                                                    ------------------------------------------------------------------------------

 EXPENSES:

   Advisory Fees                                                    -                      -             3,269                 -
   Administrative Services Fee                                     20                    112               132                41
   Shareholder Servicing Fee                                      207                    462                 -               110
   Custodian Fees and Expenses                                      -                      -               616                 -
   Transfer Agent Fees                                             36                     33                 -               158
   Distribution Fees                                                                                                         156
   Registration Fees                                               39                     37                 -                46
   Professional Fees                                               12                     15                53                11
   Financial and Fund Accounting Services Fee                      43                     43                 -                38
   Printing Expenses                                               11                      8                 -                29
   Fund Services Fee                                                1                      7                 8
   Amortization of Organizational Expenses                          2                      3                 3
   Trustees' Fees and Expenses                                      1                      4                 5                 1
   Administration Fee                                               1                      5                 4                 -
   Interest Expense                                                                                          -                (4)
   Miscellaneous                                                    8                     15                12                29

                                                    ------------------------------------------------------------------------------
 Total Expenses                                                   381                    744             4,102               615
                                                    ------------------------------------------------------------------------------
     Less: Amounts Waived
     Less: Reimbursement of Expenses                                -                      -                 -               (25)

                                                    ------------------------------------------------------------------------------
     Net Expenses                                                 381                    744             4,102               590
                                                    ------------------------------------------------------------------------------

                                                    ------------------------------------------------------------------------------
     Net Investment Income                                        452                  3,861             5,438              (416)
                                                    ------------------------------------------------------------------------------

 REALIZED and UNREALIZED GAIN (LOSS):
   Net Realized Gain (Loss) on:
       Investment Transactions                                  4,097                 11,839            17,984             3,445
       Futures Contracts                                            -                      -               622
       Foreign Currency Transactions                                -                      -            (2,676)
                                                    ------------------------------------------------------------------------------
   Net Realized Gain (Loss)                                     4,097                 11,839            15,930             3,445

 Net Change in Unrealized
 Appreciation/Depreciation of
       Investment Transactions                                (14,120)               (75,487)          (84,288)           (8,088)
       Futures and Forward Contracts                                -                      -            (2,539)
       Foreign Currency Contracts and Translations                  -                      -            (2,793)
                                                    ------------------------------------------------------------------------------
 Net Change in Unrealized
 Appreciation/Depreciation of Investments                     (14,120)               (75,487)          (89,620)           (8,088)


                                                    ------------------------------------------------------------------------------
 Net (decrease) in net assets from operations                $ (9,571)             $ (59,787)        $ (68,252)         $ (5,059)
                                                    ==============================================================================


                                                                                                     PRO FORMA
                                                                                                      COMBINED
                                                                                                  JPMORGAN FLEMING
                                                            THE            PRO FORMA                INTERNATIONAL
                                                       INTERNATIONAL      ADJUSTMENTS               OPPORTUNITIES
                                                     EQUITY PORTFOLIO                                   FUND
                                                   --------------------------------------------------------------
 INCOME:

 Allocated Investment Income From Portfolio                       $ -        $ (10,030)   (c)                 $ -
     Interest Income                                               91                -                      1,623
      Dividend Income                                             391                -                      8,399
     Other Income                                                   9                -                          9
      Allocated Portfolio Expenses                                  -            4,418    (b)                   -
                                                    --------------------------------------------------------------
     Investment Income                                            491           (5,612)                    10,031
                                                    --------------------------------------------------------------

 EXPENSES:

     Advisory Fees                                                430             (165)   (a)               3,534
     Administrative Services Fee                                   21              558    (a)                 884
     Shareholder Servicing Fee                                      -                -                        779
     Custodian Fees and Expenses                                   73             (279)  (f,g)                410
     Transfer Agent Fees                                            -                -                        227
     Distribution Fees                                              -                                         156
     Registration Fees                                              -                -                        122
     Professional Fees                                             47              (52)   (g)                  86
     Financial and Fund Accounting Services Fee                    54             (178)   (f)                   -
     Printing Expenses                                              -              (17)   (g)                  31
     Fund Services Fee                                              -                -                         16
     Amortization of Organizational Expenses                        -                6    (e)                  14
     Trustees' Fees and Expenses                                    1                -                         12
     Administration Fee                                             -                -                         10
     Interest Expense                                              (4)                                         (8)
     Miscellaneous                                                 27                -                         91

                                                    --------------------------------------------------------------
         Total Expenses                                           649             (127)                     6,364
                                                    --------------------------------------------------------------
         Less: Amounts Waived                                                      127    (a)                 127
         Less: Reimbursement of Expenses                         (332)             (47)   (a)                (404)

                                                    --------------------------------------------------------------
         Net Expenses                                             317              (47)                     6,087
                                                    --------------------------------------------------------------

                                                    --------------------------------------------------------------
         Net Investment Income                                    174           (5,565)                     3,944
                                                    --------------------------------------------------------------

 REALIZED and UNREALIZED GAIN (LOSS):
   Net Realized Gain (Loss) on:
      Investment Transactions                                   3,884          (19,381)   (d)              21,868
      Futures Contracts                                           236                -                        858
      Foreign Currency Transactions                              (675)               -                     (3,351)
                                                    --------------------------------------------------------------
   Net Realized Gain (Loss)                                     3,445          (19,381)                    19,375

 Net Change in Unrealized
 Appreciation/Depreciation of
      Investment Transactions                                  (8,042)          97,695    (d)             (92,330)
      Futures and Forward Contracts                               (47)               -                     (2,586)
      Foreign Currency Contracts and Translations                   1                -                     (2,792)
                                                    --------------------------------------------------------------
 Net Change in Unrealized
 Appreciation/Depreciation of Investments                      (8,088)          97,695                    (97,708)


                                                    --------------------------------------------------------------
 Net (decrease) in net assets from operations                $ (4,469)        $ 72,749                  $ (74,389)
                                                    ==============================================================


(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investment income to feeder funds
(d) Reallocation of realized and unrealized loss to feeder funds.
(e) Reflects write-off of deferred organization expenses of the portfolio
(f )Reclassification of fund accounting charge into combined custodial charge.
(g) Reduction reflects expected benefits of combined operations.
(1) Formerly, Chase Vista International Equity Fund

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

SHARES                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 89.0%
AUSTRALIA - 3.7%

     306,000  AMP LTD.(s)                            $      3,019,457
   2,271,200  Santos Ltd.(s)                                7,367,668
   2,100,000  Southern Pacific Petroleum(s)+                2,373,817
   1,961,000  WMC Ltd.(s)                                   7,464,585
                                                     ---------------------------
                                                           20,225,527
                                                     ---------------------------

CANADA - 0.8%
     121,400  Nortel Networks Corp.(s)                      4,549,834
                                                     ---------------------------

DENMARK - 0.6%
      17,552  Novo Nordisk A/S Cl B(s)                      3,401,153
                                                     ---------------------------

FINLAND - 1.4%
      72,700  Sampo Insurance Co. Ltd., A Shares(s)         3,588,170
     402,164  Stora Enso Oyj, R Shares(s)                   3,969,911
                                                     ---------------------------
                                                            7,558,081
                                                     ---------------------------

FRANCE - 13.1%
     160,000  Air France(s)                                 2,976,323
      40,000  Alcatel Optronics(s)+                         2,016,017
     213,700  Alcatel S.A.(s)                              10,603,151
     131,610  BNP Paribas S.A.(s)                          10,173,196
       1,336  Cie Generale D'Optique Essilor
                 International S.A.(s)                        388,891
      60,597  Coflexip Stena Offshore(s)                    7,226,488
      10,570  Compagnie de Saint-Gobain S.A.(s)             1,458,343
      54,700  Sidel S.A.(s)                                 2,714,049
      37,900  Suez Lyonnaise des Eaux S.A.(s)               6,423,337
      13,050  Total Fina Elf S.A.(s)+                             114
     114,100  Total Fina Elf S.A., B Shares(s)             16,318,445
     171,711  Vivendi S.A.(s)                              10,612,363
                                                     ---------------------------
                                                           70,910,717
                                                     ---------------------------

GERMANY - 3.8%
      23,400  Allianz AG(s)                                 8,078,377
     214,000  Commerzbank AG(s)                             5,420,787
      75,000  Dresdner Bank AG(s)                           2,772,023
      44,100  Merck KGaA(s)                                 1,715,938
      43,114  Schering AG(s)                                2,352,355
                                                     ---------------------------
                                                           20,339,480
                                                     ---------------------------

HONG KONG - 2.7%
     632,000  DAO Heng Bank Group Ltd.(s)                   3,087,156
   2,869,100  Hong Kong Electric Holdings Ltd.(s)           9,894,971
       2,000  i-Cable Communications Ltd.(s)+                     763
   3,668,000  Sunevision Holdings Ltd.(s)+                  1,481,346
                                                     ---------------------------
                                                           14,464,236
                                                     ---------------------------

INDIA - 0.9%
     360,500  Reliance Industries Ltd. GDR(s)               4,938,850
                                                     ---------------------------

IRELAND - 0.5%
     271,100  Greencore Group Plc(s)                          578,164
     201,435  Trintech Group Plc(s)+                        1,413,271
      99,100  Trintech Group Plc ADR(s)+                      718,475
                                                     ---------------------------
                                                            2,709,910
                                                     ---------------------------

ITALY - 0.7%
     712,000  Unicredito Italiano SPA(s)                    3,563,719
                                                     ---------------------------

JAPAN - 17.8%
   1,026,000  Chuo Mitsui Trust & Banking Co.(s)            3,241,706
     760,000  Hitachi, Ltd.(s)                              7,251,818
      22,000  Macnica Inc.(s)                               2,544,076
     412,000  Matsushita Electric Industrial Co. Ltd.(s)   10,339,517
   2,068,000  Mitsubishi Chemical Corp.(s)                  5,787,226
     936,000  Mitsubishi Corp.(s)                           7,165,228
   1,017,000  Nippon Yusen Kabushiki Kaisha(s)              4,360,867
     129,600  Promise Co., Ltd.(s)                          9,546,703
     355,000  Ricoh Co., Ltd.(s)                            6,310,043
      44,700  Rohm Co. Ltd.(s)                             10,774,002
      98,000  Taiheiyo Cement Corp.(s)                        162,780
     177,000  Takeda Chemical Industries Ltd.(s)           10,961,137
     613,000  Tokio Marine & Fire Insurance Co., Ltd.(s)    6,911,641
     465,000  Tostem Corp.(s)                               6,665,944
         920  West Japan Railway Co.(s)                     4,135,951
                                                     ---------------------------
                                                           96,158,639
                                                     ---------------------------

MEXICO - 0.8%
   1,745,000  Consorcio ARA S.A. de C.V.(s)+                2,132,458
     220,000  TV Azteca S.A. de C.V. ADR(s)                 2,200,000
                                                     ---------------------------
                                                            4,332,458
                                                     ---------------------------

NETHERLANDS - 5.1%
      85,000  Akzo Nobel NV(s)                              4,036,168
     238,700  Heineken Holding NV(s)                        8,674,900
     450,658  Koninklijke (Royal) Philips
                 Electronics NV(s)                         14,910,786
                                                     ---------------------------
                                                           27,621,854
                                                     ---------------------------

PHILIPPINES - 0.5%
   2,200,000  ABS-CBN Broadcasting Corp. PDR(s)             2,061,461
   1,581,220  First Philippine Holdings Corp.(s)+             693,028
                                                     ---------------------------
                                                            2,754,489
                                                     ---------------------------

RUSSIAN FEDERATION - 1.0%
     146,000  OAO Lukoil Holding(s)                         5,320,240
                                                     ---------------------------

SINGAPORE - 2.9%
     555,414  DBS Group Holdings Ltd.(s)                    6,301,447
   3,001,500  Neptune Orient Lines Ltd.(s)+                 2,361,499
     448,000  Singapore Press Holdings Ltd.(s)              6,972,862
                                                     ---------------------------
                                                           15,635,808
                                                     ---------------------------

SOUTH KOREA - 0.8%
     154,852  H&CB ADR(s)+                                  1,577,555
     492,000  Hyundai Motor Co. Ltd. GDR(s)                 2,829,000
         454  Samsung Electronics GDR 144A(s)                  28,897
                                                     ---------------------------
                                                            4,435,452
                                                     ---------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.


THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

NOVEMBER 30, 2000

SHARES/PRINCIPAL AMOUNT                                         VALUE
--------------------------------------------------------------------------------
SPAIN - 5.8%
      80,800  Acerinox S.A.(s)                        $     2,102,994
     593,400  Banco Bilbao Vizcaya Argentaria S.A.(s)       7,934,039
     341,726  Endesa S.A.(s)                                5,529,845
      77,060  Indra Sistemas S.A.(s)                          603,708
     390,000  Repsol YPF S.A.(s)                            6,375,522
     552,000  Telefonica S.A.(s)+                           8,673,050
                                                     ---------------------------
                                                           31,219,158
                                                     ---------------------------

SWEDEN - 2.2%
     131,400  AUTOLIV, INC. SDR(s)                          2,699,013
     402,264  Skandia Forsakrings AB(s)                     6,136,842
     274,600  Skandinaviska Enskilda Banken Cl A(s)         2,943,414
                                                     ---------------------------
                                                           11,779,269
                                                     ---------------------------

SWITZERLAND - 14.2%
       6,400  Barry Callebaut AG(s)                           848,024
       3,280  Compagnie Financiere Richemont AG A Units(s)  9,053,163
      39,000  Credit Suisse Group(s)                        6,796,578
       6,795  Nestle S.A.(s)                               14,758,123
       4,670  Novartis AG(s)                                7,576,173
       1,345  Roche Holding AG(s)                          13,327,573
       2,440  Swiss Re(s)                                   5,430,188
       4,670  Syngenta AG(s)+                                 209,851
      44,450  UBS AG(s)                                     6,145,869
      23,610  Zurich Financial Services AG(s)              12,731,283
                                                     ---------------------------
                                                           76,876,825
                                                     ---------------------------

UNITED KINGDOM - 9.2%
     456,000  BBA Group Plc(s)                              2,493,296
     287,300  British American Tobacco Plc(s)               2,040,217
     235,900  Cable & Wireless Plc(s)                       2,915,731
   5,080,000  Invensys Plc(s)                              12,348,972
     106,000  Stolt Nielson ADR(s)                          1,855,000
   2,344,400  Tesco Plc(s)                                  9,404,184
   5,420,378  Vodafone Group Plc(s)                        18,535,310
                                                     ---------------------------
                                                           49,592,710
                                                     ---------------------------

VENEZUELA - 0.5%
     171,000  Compania Anonima Nacional Telefonos
                 de Venezuela ADR(s)                        2,725,313
                                                     ---------------------------

TOTAL COMMON STOCKS                                       481,113,722
  (Cost $491,869,955)                                ---------------------------

 CONVERTIBLE BONDS - 0.1%


HONG KONG - 0.1%
    $633,000  China Mobile (Hong Kong) Ltd.,
                 2.25%, 11/3/05                               621,923
 (Cost $633,000)                                     ---------------------------

PREFERRED STOCKS - 1.8%

AUSTRALIA - 1.8%
   1,236,100  News Corp. Ltd.(s)                      $     9,524,859
  (Cost $9,756,563)                                  ---------------------------

 SHORT-TERM INVESTMENTS - 9.1%

INVESTMENT COMPANIES - 3.9%
  21,151,193  Hamilton Money Fund                          21,151,193
                                                     ---------------------------

TIME DEPOSITS - 4.6%
 $25,000,000  Bank of New York, 6.43%,
              12/4/00(s)                                   25,000,000
                                                     ---------------------------

U.S. TREASURY SECURITIES - 0.6%
  3,140,000   U.S. Treasury Bills, 6.19%,
              3/22/01(s)(y)                                 3,081,815
                                                     ---------------------------

TOTAL SHORT-TERM INVESTMENTS                               49,233,008
                                                     ---------------------------
  (Cost $49,233,504)

TOTAL INVESTMENT SECURITIES - 100.0%                  $   540,493,512
  (Cost $551,493,022)                                ===========================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                               UNREALIZED
  CONTRACTS      SETTLEMENT      CONTRACTUAL     VALUE AT    APPRECIATION
    TO BUY         DATE             VALUE        11/30/00   (DEPRECIATION)
--------------------------------------------------------------------------------
  3,690,000   AUD for
  2,989,084   CAD     01/24/01   $ 1,941,716   $  1,935,906  $   (5,810)
  4,031,000   EUR for
  6,109,182   CHF     01/24/01     3,429,663      3,410,098     (19,565)
  9,000,000   EUR for
  5,407,650   GBP     01/24/01     7,611,392      7,791,147     179,755
  1,898,938   GBP for
  4,791,021   CHF     01/24/01     2,665,305      2,586,121     (79,184)
 66,988,083   HKD for
  6,073,262   GBP     01/29/01     8,600,819      8,579,102     (21,717)
308,658,510   JPY for
  3,359,000   EUR     01/24/01     2,916,391      2,797,932    (118,459)
 62,700,378   JPY for
    689,000   EUR     01/24/01       592,431        562,556     (29,875)
243,437,250   JPY for
  2,670,000   EUR     01/24/01     2,304,745      2,193,184    (111,561)
  7,448,334   SGD for
  3,003,360   GBP     01/26/01     4,309,309      4,317,803       8,494
 34,049,421   CAD     01/24/01    22,594,174     22,184,756    (409,418)
 55,000,000   DKK     01/24/01     6,336,406      6,433,602      97,196
 55,024,892   DKK     12/04/00     6,404,574      6,423,189      18,615
 10,467,070   EUR     01/24/01     8,784,698      9,135,731     351,033


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

NOVEMBER 30, 2000

                                                              UNREALIZED
   CONTRACTS        SETTLEMENT    CONTRACTUAL     VALUE AT   APPRECIATION
    TO BUY             DATE          VALUE        11/30/00  (DEPRECIATION)
--------------------------------------------------------------------------------
    7,010,000  EUR     01/24/01  $  5,897,303  $   6,118,376 $   221,073
    6,672,000  EUR     01/24/01     5,647,448      5,823,367     175,919
    4,703,000  EUR     01/24/01     3,988,614      4,104,811     116,197
    6,722,000  EUR     01/24/01     5,810,228      5,867,008      56,780
    3,970,000  EUR     01/24/01     3,423,291      3,465,043      41,752
    8,000,000  EUR     01/24/01     6,896,000      6,982,455      86,455
    3,305,000  EUR     01/24/01     2,831,592      2,884,627      53,035
    3,305,000  EUR     01/24/01     2,825,544      2,884,627      59,083
    1,300,000  EUR     01/24/01     1,107,444      1,134,649      27,205
    3,000,000  EUR     01/24/01     2,558,100      2,618,421      60,321
    3,000,000  EUR     01/24/01     2,607,000      2,611,421       4,421
   33,124,055  GBP     01/24/01    48,211,400     47,015,599  (1,195,801)
    8,000,000  GBP     01/24/01    11,404,000     11,355,035     (48,965)
    2,836,000  GBP     01/24/01     4,103,891      4,025,360     (78,531)
    1,200,000  GBP     01/24/01     1,707,312      1,703,255      (4,057)
   25,793,400  HKD     01/29/01     3,311,856      3,311,155        (701)
1,323,245,984  JPY     01/24/01    12,413,189     12,060,860    (352,329)
  500,000,000  JPY     01/24/01     4,694,836      4,557,301    (137,535)
  548,500,000  JPY     01/24/01     5,000,000      4,999,359        (641)
   45,579,508  SEK     01/24/01     4,461,406      4,563,868     102,462
                                ------------------------------------------------
                                $ 217,392,077   $216,437,724 $  (954,353)
                                ================================================


                                                               UNREALIZED
      CONTRACTS      SETTLEMENT   SETTLEMENT      VALUE AT    APPRECIATION
       TO SELL          DATE         VALUE        11/30/00   (DEPRECIATION)
--------------------------------------------------------------------------------
   39,607,823  AUD     01/24/01 $  20,912,336  $  20,842,040 $    70,296
   66,239,854  CHF     01/24/01    37,192,506     38,359,744  (1,167,238)
   65,000,000  DKK     01/24/01     7,540,603      7,603,348     (62,745)
   55,024,892  DKK     01/24/01     6,415,775      6,436,514     (20,739)
    6,000,000  EUR     01/24/01     4,980,000      5,236,841    (256,841)
   14,635,000  EUR     01/24/01    12,789,234     12,773,528      15,706
    2,020,000  EUR     01/24/01     1,736,756      1,763,070     (26,314)
    6,000,000  EUR     01/24/01     5,196,000      5,236,841     (40,841)
    3,000,000  EUR     01/24/01     2,613,135      2,618,421      (5,286)
    3,170,000  GBP     01/24/01     4,441,392      4,499,432     (58,040)
   85,668,000  HKD     01/29/01    11,000,000     10,997,388       2,612
   80,457,995  HKD     01/23/01    10,334,870     10,327,375       7,495
  937,104,992  JPY     01/24/01     8,672,000      8,541,339     130,661
  472,750,902  JPY     01/24/01     4,338,000      4,308,936      29,064
  998,339,240  JPY     01/24/01     9,160,000      9,099,464      60,536
1,000,000,000  JPY     01/24/01     9,199,632      9,114,602      85,030
  359,745,696  JPY     01/24/01     3,306,000      3,278,939      27,061
  484,920,392  JPY     01/24/01     4,444,000      4,419,856      24,144
  146,523,986  JPY     01/24/01     1,343,000      1,335,508       7,492
  219,146,337  JPY     01/24/01     2,007,000      1,997,432       9,568
  400,000,000  JPY     01/24/01     3,773,585      3,645,841     127,744
  229,697,270  JPY     01/24/01     2,090,000      2,093,599      (3,599)
   31,736,628  SEK     01/24/01     3,164,170      3,177,783     (13,613)
   25,414,600  SGD     01/26/01    14,622,900     14,575,113      47,787
                                ------------------------------------------------
                                $ 191,272,894   $192,282,954 $(1,010,060)
                                ================================================

FUTURES CONTRACTS

                                                           UNREALIZED
                                        UNDERLYING FACE    APPRECIATION
PURCHASED              EXPIRATION DATE  AMOUNT AT VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
   424 D.J. EURO STOXX 50
       Index             December 2000     $17,730,641    $  (805,256)
   122 FTSE 100 Index    December 2000      10,627,229       (451,955)
    88 TOPIX Index       December 2000      10,855,518       (231,142)
                                           -------------------------------------
                                           $39,213,388    $(1,488,353)
                                           =====================================

                                                        % OF TOTAL
MARKET SECTOR                                           INVESTMENTS

INDUSTRIAL CYCLICAL                                         18.7%
FINANCE                                                     12.9%
SHORT-TERM INVESTMENTS                                       9.1%
INSURANCE                                                    8.5%
PHARMACEUTICALS                                              7.3%
ENERGY                                                       7.0%
TELECOMMUNICATIONS                                           6.5%
CONSUMER CYCLICAL                                            5.7%
SEMICONDUCTORS                                               5.5%
CONSUMER STABLE                                              5.0%
CONSUMER SERVICES                                            3.8%
SOFTWARE & SERVICES                                          3.7%
RETAIL                                                       3.4%
UTILITIES                                                    2.9%


ADR - American Depositary Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
GDR - Global Depositary Receipt
HKD - Hong Kong Dollar
JPY - Japanese Yen
PDR - Philippine Depositary Receipt
SEK - Swedish Krona
SDR - Swedish Depositary Receipt
SGD - Singapore Dollar
144A - Securities restricted for resale to Qualified Institutional Buyers
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y)  Yield to maturity
(z)  Category is less than 0.05%.
  +  Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.

     J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND / J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND / THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
              PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                        AS OF NOVEMBER 30, 2000 (UNAUDITED)
                 (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                   PRO FORMA
                                                                                                                   COMBINED
                                                                                       THE                        J.P. MORGAN
                                                       J.P. MORGAN    J.P. MORGAN  INTERNATIONAL  PRO FORMA      INSTITUTIONAL
                                                      INTERNATIONAL  INSTITUTIONAL OPPORTUNITIES  ADJUSTMENTS    INTERNATIONAL
                                                      OPPORTUNITIES  INTERNATIONAL PORTFOLIO                     OPPORTUNITIES
                                                           FUND     OPPORTUNITIES                                    FUND
                                                                         FUND

ASSETS:
   Investments in The International
    Opportunities Portfolio, at value                     $79,231     $462,287    $      -     $(541,518) (a)     $      -
   Investments at Value                                         -            -     540,494          (507) (e)      539,987
   Foreign Currency at Value                                    -            -       7,068             -             7,068
   Receivable for Investments Sold                              -            -      17,598             -            17,598
   Unrealized Appreciation of
    Forward Foreign Currency Contracts                          -            -       2,305             -             2,305
   Tax Reclaim Receivable                                       -            -       1,452             -             1,452
   Dividend and Interest Receivable                             -            -         476             -               476
   Receivable for Shares of Beneficial Interest Sold          311           60           -             -               371
   Deferred Organization Expense                                3            4           3           (10) (b)            -
   Prepaid Trustees' Fees and Expenses                          -            1           1             -                 2
   Prepaid Expenses and Other Assets                            -            1           1            10  (b)           12

                                                           ---------------------------------------------           -------
          Total Assets                                     79,545      462,353     569,398      (542,025)          569,271
                                                           ---------------------------------------------           -------

LIABILITIES:
   Due to Custodian                                             -            -      11,556             -            11,556
   Payable for Investments Purchased                            -            -      10,435             -            10,435
   Unrealized Depreciation of
    Forward Foreign Currency Contracts                          -            -       4,269             -             4,269
   Payable for Shares of Beneficial Interest Redeemed          74        1,212           -             -             1,286
   Variation Margin Payable                                     -            -         630             -               630
   Advisory Fee Payable                                         -            -         276             -               276
   Shareholder Servicing Fee Payable                           18           39           -             -                57
   Administration Services Fee Payable                          -            9          11             -                20
   Fund Services Fee Payable                                    -            1           1             -                 2
   Administration Fee Payable                                   2            -           -             -                 2
   Accrued Trustee Fees                                         -            -           1             -                 1
   Accrued Expenses and Other Liabilities                      43           76         194             -               313
                                                           ---------------------------------------------           -------
          Total Liabilities                                   137        1,337      27,373             -            28,847
                                                           ---------------------------------------------           -------
NET ASSETS:
   Paid-in Capital                                         79,260      468,697           -             -           547,957
   Undistributed (Distributions
    in Excess of) Net Investment Income                       592        1,277           -             -             1,869
   Accumulated Net Realized Loss                            1,765        3,688           -             -             5,453
   Net Unrealized Appreciation of Investment               (2,209)     (12,646)          -             -           (14,855)
                                                           ---------------------------------------------           -------
          Net Assets                                       79,408      461,016     542,025      (542,025)          540,424
                                                           =============================================           =======

Shares of Beneficial Interest Outstanding                   6,995       40,484           -       (47,533) (d)            -

Net Asset Per Share                                        $11.35       $11.39           -             -                 -


PRO FORMA WITH REORGANIZATION
SHARES OUTSTANDING
 Select                                                         -            -           -         6,973  (c)        6,973
Institutional                                                   -            -           -        40,484  (c)       40,484

 NET ASSETS VALUE PER SHARE
 Select                                                         -            -           -        $11.39  (c)       $11.39
Institutional                                                   -            -           -        $11.39  (c)       $11.39


                                                           ---------------------------------------------           -------
     Cost of Investments                                        -            -    $551,493             -          $551,493
                                                           =============================================           =======



                                        (a)Reallocation of investments from the
                                           feeder funds to master portfolio.

                                        (b)Write-off of deferred organization
                                           expenses of the portfolio and
                                           JPMorgan International Opportunities
                                           Fund.

                                        (c)The difference in number of shares
                                           outstanding due to the
                                           Reorganization.

                                        (d)Reallocation of feeder fund's
                                           beneficial interest to Select and
                                           Institutional Shares due to the
                                           Reorganization

                                        (e)Reflects the redemption in short term
                                           investments of the J.P. Morgan
                                           International Opportunities Fund
                                           Advisor Series Fund.

    J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND / J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND / THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                     J.P. MORGAN    J.P. MORGAN         THE          PRO FORMA         J.P. MORGAN
                                                    INTERNATIONAL   INSTITUTIONAL    INTERNATIONAL  ADJUSTMENTS       INSTITUTIONAL
                                                    OPPORTUNITIES   INTERNATIONAL    OPPORTUNITIES                    INTERNATIONAL
                                                        FUND       OPPORTUNITIES      PORTFOLIO                       OPPORTUNITIES
                                                                       FUND                                                FUND
 INCOME:

    Allocated Investment Income From Portfolio            $1,456        $8,083       $      -        $(9,539) (c)      $      0
    Interest Income                                            -             -          1,532              -              1,532
    Dividend Income                                            -             -          8,008              -              8,008
     Allocated Portfolio Expenses                           (623)       (3,478)             -          4,101  (b)            (0)
                                                           -------------------------------------------------------------------------
         Investment Income                                   833         4,605          9,540         (5,438)             9,540
                                                           -------------------------------------------------------------------------

 EXPENSES:
    Shareholder Servicing Fee                                207           462              -              -                669
    Registration Fees                                         39            37              -              -                 76
    Financial and Fund Accounting Services Fee                43            43              -            (86) (f)             -
    Administrative Services Fee                               20           112            132            555  (a)           819
    Transfer Agent Fees                                       36            33              -              -                 69
    Professional Fees                                         12            15             53            (22) (g)            58
    Printing Expenses                                         11             8              -             (7) (g)            12
    Trustees' Fees and Expenses                                1             4              5              -                 10
    Fund Services Fee                                          1             7              8              -                 16
    Administration Fee                                         1             5              4              -                 10
    Advisory Fees                                              -             -          3,269              -              3,269
    Custodian Fees and Expenses                                -             -            616           (206) (f,g)         410
    Amortization of Organizational Expenses                    2             3              3              6  (e)            14
    Miscellaneous                                              8            15             12              -                 35
                                                           ------------------------------------------------------------------------
      Total Expenses                                         381           744          4,102            240              5,467
                                                           -------------------------------------------------------------------------
      Less: Amounts Waived                                                                              (240)              (240)
      Less: Reimbursement of Expenses                          -             -              -              -                  -
                                                           -------------------------------------------------------------------------
      Net Expenses                                           381           744          4,102              -              5,227
                                                           -------------------------------------------------------------------------

                                                           -------------------------------------------------------------------------
      Net Investment Income                                  452         3,861          5,438         (5,438)             4,313
                                                           -------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS):
   NET REALIZED GAIN (LOSS) ON:

      Investment Transactions                              4,097        11,839         17,984        (15,936) (d)        17,984

      Futures Contracts                                                                   622              -                622

      Foreign Currency Transactions                                                    (2,676)                           (2,676)
                                                          --------------------------------------------------------------------------
   Net Realized Gain (Loss)                                4,097        11,839         15,930        (15,936)            15,930

 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF

      Investment Transactions                            (14,120)      (75,487)       (84,288)        89,607 (d)        (84,288)

      Futures and Forward Contracts                                                    (2,539)                           (2,539)

      Foreign Currency Contracts and Translations                                      (2,793)                           (2,793)
                                                          --------------------------------------------------------------------------
 Net Change in Unrealized Appreciation/Depreciation of
  Investments                                            (14,120)      (75,487)       (89,620)        89,607            (89,620)

                                                          --------------------------------------------------------------------------
 Net (decrease) in net assets from operations            $(9,571)     $(59,787)      $(68,252)       $68,233           $(69,377)
                                                          ==========================================================================



                                        (a)Reflects adjustments to investment
                                           advisory fee, administrative fees and
                                           shareholder servicing fees and/or
                                           related waivers based on the
                                           surviving Fund's revised fee
                                           schedule.

                                        (b)Reflects the elimination of master
                                           portfolio expenses which have been
                                           disclosed under feeder expenses.

                                        (c)Reallocation of investments income
                                           to feeder funds

                                        (d)Reallocation of realized and
                                           unrealized loss to feeder funds.

                                        (e)Reflects write-off of deferred
                                           organization expenses of the
                                           portfolio

                                        (f)Reclassification of fund accounting
                                           charge into combined custodial
                                           charge.

                                        (g)Reduction reflects expected benefits
                                           of combined operations.

    J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND / J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND / THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                     CHASE VISTA INTERNATIONAL EQUITY FUND

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.  BASIS OF COMBINATION:
         The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The International Opportunities Portfolio ("Master Portfolio"), J.P. Morgan Institutional International Opportunities Fund ("Institutional Fund"), and J.P. Morgan International Opportunities Fund ("International Opportunities Fund"), (collectively the "feeder funds" of the Master Portfolio) as if the proposed reorganization occurred as of and for the twelve months ended November 30, 2000.

         The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of the Master Portfolio, the feeder funds, and JPMorgan Fleming International Equity Fund ("JPFIEF") as if the proposed concurrent reorganization occurred as of and for the twelve months ended November 30, 2000.

         Under the Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Master Portfolio, and International Opportunities Fund in exchange for shares in Institutional Fund. Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Master Portfolios, International Opportunities Fund, and JPFIEF in exchange for shares in Institutional Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.  SHARES OF BENEFICIAL INTEREST:
         Under the Reorganization, the existing shares of Institutional Fund would be renamed Institutional Class Shares, the existing shares of International Opportunities Fund would be renamed Select Class Shares. The net asset values per share for Select Class Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Class Shares immediately prior to the reorganization.

         Under the proposed reorganization, each shareholder of International Opportunities Fund would receive shares of Institutional Fund with a value equal to their holding in their respective funds. Holders of International Opportunities Fund will receive Select Class Shares in Institutional Fund. Therefore, as a result of the proposed Reorganization, current shareholders of International Opportunities Fund will become shareholders of Institutional Fund.

         Under the proposed Concurrent Reorganization, each shareholder of International Opportunities Fund and CVIEF would receive shares of Institutional Fund with a value equal to their holding in their respective funds. Holders of Class A Shares in CVIEF will receive Class A Shares and holders of Class B Shares in CVIEF will receive Class B Shares. Therefore, as a result of the proposed Concurrent Reorganization, current holders of International Opportunities and CVIEF will become shareholders of Institutional Fund.

         The Pro Forma net asset value per share assumes the issuance of additional shares of Institutional Fund, which would have been issued on November 30, 2000 in connection with the proposed Reorganization and the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued under the Reorganization was calculated based on the November 30, 2000 net assets of International Opportunities Fund and net assets values per share of Institutional Fund. The amount of additional shares assumed to be issued under the Concurrent Reorganization was calculated based on November 30, 2000 net assets of International Opportunities Fund and CVIEF and the net asset value per share of Institutional Fund.

 J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND WITH REORGANIZATION
              (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                              Select Class Shares

Increase in Shares Issued            6,973
Net Assets 11/30/00                 79,408
Pro Forma Net Asset                  11.39
Value 11/30/00

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND WITH CONCURRENT REORGANIZATION

                                     Select
Increase in Shares Issued           6,973
Net Assets 11/30/00                 79,408
Pro Forma Net Asset                  11.39
Value 11/30/00

3.  PRO FORMA OPERATIONS:
         The Pro Forma Statements of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity including the change in administrative fee and the expected expense cap. The pro forma investment advisory, shareholder servicing and distribution fees of the combined Fund are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended November 30, 2000.

         FORM N-14

         PART C - OTHER INFORMATION

         Item 15.  Indemnification.

                  ---------------

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 5 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.

                  ---------------

         1   Declaration of Trust.

        (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 033-54642) (the "Registration Statement") filed on September 26, 1996 (Accession Number 0000912057-96-021281).

        (b) Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

                       Part C-1

        (c) Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

        (d) Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

        (e) Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

        (f) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

        (g) Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number
0001041455-98-000097).

        (h) Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

        (i) Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

        (j) Amendment No. 13 to Declaration of Trust, incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

        (k) Amendment No. 14 to Declaration of Trust incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         2   By-laws.

        (a) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

                            Part C-2

        (b) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         3      Not Applicable

         4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5      Not Applicable


         6      Not Applicable

         7      Distribution Agreement filed herewith.


         8      Not Applicable

         9      Custodian Agreement

        (c) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

        (d) Custodian Contract between Registrant and The Bank of New York. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).


         10     None

         11     None


         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

         13     Material Contracts.

        (e) Co-Administration Agreement between Registrant and FDI. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

        (f) Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit (h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

                                Part C-3

        (g) Transfer Agency and Service Agreement between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26,1996 (Accession Number 0001016964-96-000061).

        (h) Restated Administrative Services Agreement between Registrant and Morgan Guaranty. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

        (i) Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

        (j) Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

        (k) Service Plan with respect to Registrant's Small Company Fund Advisor Series, Small Company Opportunities Fund -- Advisor Series, International Equity Fund -- Advisor Series, International Opportunities Fund -- Advisor Series, U.S. Equity Fund -- Advisor Series, Diversified Fund -- Advisor Series incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

        (l) Amended Service Plan with respect to Registrant's Disciplined Equity -- Advisor series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

        (m) Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. Incorporated herein by reference to
Post-Effective Amendment No. 75 to Registration Statement filed on May 17, 2000 (Accession Number 0001041455-00-000122).


        (n)   Form of Administration Agreement filed herewith.






         14      Consent of PricewaterhouseCoopers LLP.


         15      None


         16      Powers of Attorney filed herewith.


         17(a)   Form of Proxy Card.


         17(b)   Preliminary Prospectus for the Surviving Fund filed herewith.

         17(c) Prospectus for the Merging Fund Incorporated herein by reference to the Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508608).


                            Part C-4

         17(d) Preliminary Statement of Additional Information for the Surviving Fund filed herewith.

         17(e) Statement of Additional Information for the Merging Fund Incorporated herein by reference to the Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508608).

         17(f) Annual Report of the Surviving Fund (including the Annual Report of the Master Portfolio) dated November 30, 2000 Incorporated herein by reference to the Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508608).

         17(g) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated November 30, 2000 Incorporated herein by reference to the Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508608).


         Item 17.  Undertakings.

                  ---------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                            Part C-5

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 11th day of May, 2001.


         J.P. MORGAN INSTITUTIONAL FUNDS

         Registrant


         By:      /s/ Joseph J. Bertini
            -----------------------------------------
                 Joseph J. Bertini
                 Vice President and Assistant Secretary



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on May 11, 2001.


George Rio*
-------------------------------------
George Rio
President and Treasurer

Matthew Healey*
-------------------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
-------------------------------------
Frederick S. Addy
Trustee

William G. Burns*
-------------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
-------------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
-------------------------------------
Michael P. Mallardi
Trustee

*By   /s/ Joseph J. Bertini
-------------------------------------
      Joseph J. Bertini
      as attorney-in-fact pursuant to a power of attorney.

                                EXHIBITS



ITEM        DESCRIPTION
----        -----------
(7)        Form of Distribution Agreement.

13  (n)    Form of Administration Agreement.

(16)       Powers of Attorney.

(17)(a)    Form of Proxy Card.

    (b)    Preliminary Prospectus for the Surviving Fund.

    (d)    Preliminary Statement of Additional Information for Surviving Fund.
